SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 94.1%	Shares	Value
Consumer Discretionary - 5.3%
Automobiles & Components - 1.6%
Harley-Davidson, Inc.	174,434	$6,872,700
Modine Manufacturing Co. (a)	363,226	3,272,666
		10,145,366
Consumer Durables & Apparel - 1.4%
Gildan Activewear, Inc. (Canada)	163,081	6,112,276
Under Armour, Inc. - Class A (a)	172,430	2,934,759
		9,047,035
Consumer Services - 1.5%
Papa John’s International, Inc.	18,432	1,940,521
Six Flags Entertainment Corp. (a)	180,845	7,866,757
		9,807,278
Retailing - 0.8%
Quotient Technology, Inc. (a)	869,898	5,549,949

Consumer Staples - 7.4%
Food, Beverage & Tobacco - 3.5%
Hain Celestial Group, Inc. (The) (a)	628,015	21,603,716
TreeHouse Foods, Inc. (a)	40,069	1,292,626
		22,896,342
Household & Personal Products - 3.9%
Coty, Inc. - Class A (a)	2,836,937	25,504,064

Energy - 3.7%
Energy - 3.7%
Dril-Quip, Inc. (a)	204,485	7,637,515
Helmerich & Payne, Inc.	149,858	6,410,925
PDC Energy, Inc.	71,311	5,182,883
Range Resources Corp. (a)	171,629	5,214,089
		24,445,412
Financials - 13.2%
Banks - 12.1%
Community Bank System, Inc.	85,881	6,024,552
Enterprise Financial Services Corp.	110,190	5,213,089
First Busey Corp.	161,745	4,098,618

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 94.1% (Continued)	Shares	Value
Financials - 13.2% (Continued)
Banks - 12.1% (Continued)
Glacier Bancorp, Inc.	123,413	$6,205,206
Lakeland Financial Corp.	41,805	3,051,765
National Bank Holdings Corp. - Class A	241,082	9,710,783
Pacific Premier Bancorp, Inc.	169,759	6,000,981
Renasant Corp.	110,190	3,685,855
Seacoast Banking Corp. of Florida	258,178	9,041,394
Umpqua Holdings Corp.	534,788	10,086,102
United Community Banks, Inc.	295,309	10,276,753
WesBanco, Inc.	158,406	5,442,830
		78,837,928
Diversified Financials - 0.5%
Green Dot Corp. - Class A (a)	133,563	3,670,311

Insurance - 0.6%
eHealth, Inc. (a)	298,514	3,704,559

Health Care - 8.7%
Health Care Equipment & Services - 7.1%
AngioDynamics, Inc. (a)	124,615	2,684,207
Evolent Health, Inc. - Class A (a)	60,504	1,954,279
ICU Medical, Inc. (a)	65,565	14,597,391
MEDNAX, Inc. (a)	194,068	4,556,717
Orthofix Medical, Inc. (a)	592,621	19,378,707
Surmodics, Inc. (a)	76,398	3,463,121
		46,634,422
Pharmaceuticals, Biotechnology & Life Sciences - 1.6%
Alkermes PLC (Ireland) (a)	114,998	3,025,597
BioCryst Pharmaceuticals, Inc. (a)	253,103	4,115,455
Blueprint Medicines Corp. (a)	31,788	2,030,618
ImmunoGen, Inc. (a)	225,087	1,071,414
		10,243,084
Industrials - 22.5%
Capital Goods - 18.9%
AAR Corp. (a)	140,642	6,811,292
Apogee Enterprises, Inc.	209,828	9,958,437

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 94.1% (Continued)	Shares	Value
Industrials - 22.5% (Continued)
Capital Goods - 18.9% (Continued)
Astec Industries, Inc.	167,088	$7,184,784
AZZ, Inc.	197,407	9,522,914
Beacon Roofing Supply, Inc. (a)	99,772	5,914,484
CIRCOR International, Inc. (a)	291,302	7,754,459
Columbus McKinnon Corp.	102,176	4,332,262
EnerSys	101,241	7,549,541
Mercury Systems, Inc. (a)	165,886	10,691,353
Quanex Building Products Corp.	274,473	5,761,188
Regal Rexnord Corp.	119,406	17,765,225
REV Group, Inc.	738,605	9,897,307
SPX Corp. (a)	267,394	13,211,938
Sterling Construction Co., Inc. (a)	269,932	7,234,178
		123,589,362
Commercial & Professional Services - 3.6%
Huron Consulting Group, Inc. (a)	63,710	2,918,555
KBR, Inc.	188,191	10,299,693
SP Plus Corp. (a)	321,621	10,086,035
		23,304,283
Information Technology - 11.9%
Software & Services - 8.6%
Conduent, Inc. (a)	889,751	4,591,115
CSG Systems International, Inc.	125,252	7,962,270
NCR Corp. (a)	599,032	24,075,096
Progress Software Corp.	421,793	19,862,232
		56,490,713
Technology Hardware & Equipment - 3.3%
Belden, Inc.	192,865	10,684,721
FARO Technologies, Inc. (a)	207,023	10,748,634
		21,433,355
Materials - 9.6%
Materials - 9.6%
Alamos Gold, Inc. - Class A (Canada)	459,324	3,867,508
Coeur Mining, Inc. (a)	135,567	603,273
Compass Minerals International, Inc.	412,444	25,897,359
Element Solutions, Inc.	293,338	6,424,102

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 94.1% (Continued)	Shares	Value
Materials - 9.6% (Continued)
Materials - 9.6% (Continued)
Glatfelter Corp.	724,604	$8,970,598
Schnitzer Steel Industries, Inc. - Class A	41,672	2,164,444
Silgan Holdings, Inc.	181,112	8,372,808
Summit Materials, Inc. - Class A (a)	197,941	6,148,047
		62,448,139
Real Estate - 6.4%
Real Estate - 6.4%
Cousins Properties, Inc.	147,053	5,924,766
Empire State Realty Trust, Inc. - Class A	332,706	3,267,173
Equity Commonwealth (a)	998,119	28,156,937
Physicians Realty Trust	266,993	4,683,057
		42,031,933
Utilities - 5.4%
Utilities - 5.4%
ALLETE, Inc.	110,323	7,389,435
Avista Corp.	107,062	4,833,849
New Jersey Resources Corp.	173,232	7,944,419
OGE Energy Corp.	168,023	6,851,978
PNM Resources, Inc.	168,691	8,041,500
		35,061,181

Investments at Value - 94.1% (Cost $521,815,748)		$614,844,716

Other Assets in Excess of Liabilities - 5.9%		38,729,558

Net Assets - 100.0%		$653,574,274

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Communication Services - 3.2%
Media & Entertainment - 2.2%
Eventbrite, Inc. - Class A (a)	119,307	$1,762,164
New York Times Co. (The) - Class A	59,420	2,723,813
		4,485,977
Telecommunication Services - 1.0%
Cogent Communications Holdings, Inc.	32,763	2,173,825

Consumer Discretionary - 9.8%
Automobiles & Components - 1.0%
Fox Factory Holding Corp. (a)	21,212	2,077,715

Consumer Durables & Apparel - 2.6%
Callaway Golf Co. (a)	126,589	2,964,714
YETI Holdings, Inc. (a)	40,123	2,406,578
		5,371,292
Consumer Services - 4.5%
Bright Horizons Family Solutions, Inc. (a)	20,001	2,653,933
Churchill Downs, Inc.	11,082	2,457,766
Shake Shack, Inc. - Class A (a)	33,278	2,259,576
Wingstop, Inc.	15,872	1,862,579
		9,233,854
Retailing - 1.7%
Boot Barn Holdings, Inc. (a)	10,591	1,003,921
Revolve Group, Inc. (a)	47,490	2,549,738
		3,553,659
Consumer Staples - 1.3%
Food, Beverage & Tobacco - 1.3%
Simply Good Foods Co. (The) (a)	69,777	2,648,037

Financials - 8.1%
Diversified Financials - 3.9%
Focus Financial Partners, Inc. - Class A (a)	36,586	1,673,443
Hamilton Lane, Inc. - Class A	23,976	1,853,105
Houlihan Lokey, Inc.	22,821	2,003,684

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Financials - 8.1% (Continued)
Diversified Financials - 3.9% (Continued)
StepStone Group, Inc. - Class A	72,765	$2,405,611
		7,935,843
Insurance - 4.2%
Goosehead Insurance, Inc. - Class A	35,748	2,808,720
Palomar Holdings, Inc. (a)	39,198	2,508,280
Trupanion, Inc. (a)	38,055	3,391,462
		8,708,462
Health Care - 26.6%
Health Care Equipment & Services - 19.3%
Addus HomeCare Corp. (a)	26,415	2,464,255
Amedisys, Inc. (a)	17,101	2,946,331
Castle Biosciences, Inc. (a)	56,596	2,538,896
CONMED Corp.	28,672	4,259,226
Globus Medical, Inc. - Class A (a)	50,733	3,743,081
Inari Medical, Inc. (a)	31,391	2,845,280
Inspire Medical Systems, Inc. (a)	14,618	3,752,294
Integra LifeSciences Holdings Corp. (a)	44,587	2,865,161
Omnicell, Inc. (a)	27,375	3,544,789
Option Care Health, Inc. (a)	106,673	3,046,581
Silk Road Medical, Inc. (a)	53,013	2,188,907
Surgery Partners, Inc. (a)	50,198	2,763,400
Warby Parker, Inc. - Class A (a)	79,678	2,693,913
		39,652,114
Pharmaceuticals, Biotechnology & Life Sciences - 7.3%
Adaptive Biotechnologies Corp. (a)	43,079	597,937
Avid Bioservices, Inc. (a)	75,029	1,528,341
Blueprint Medicines Corp. (a)	23,899	1,526,668
Fate Therapeutics, Inc. (a)	42,673	1,654,432
Medpace Holdings, Inc. (a)	15,017	2,456,631
NanoString Technologies, Inc. (a)	56,182	1,952,324
Natera, Inc. (a)	35,715	1,452,886
Pacira BioSciences, Inc. (a)	24,021	1,833,283
Turning Point Therapeutics, Inc. (a)	37,090	995,867
Xencor, Inc. (a)	39,491	1,053,620
		15,051,989

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Industrials - 16.8%
Capital Goods - 9.1%
AeroVironment, Inc. (a)	15,509	$1,460,017
Ameresco, Inc. - Class A (a)	46,061	3,661,850
AZEK Co., Inc. (The) - Class A (a)	134,041	3,329,578
Hexcel Corp. (a)	46,341	2,755,899
John Bean Technologies Corp.	15,477	1,833,560
Kratos Defense & Security Solutions, Inc. (a)	135,129	2,767,442
Mercury Systems, Inc. (a)	24,021	1,548,154
TPI Composites, Inc. (a)	89,837	1,263,108
		18,619,608
Commercial & Professional Services - 6.6%
ASGN, Inc. (a)	21,804	2,544,745
Montrose Environmental Group, Inc. (a)	33,885	1,793,533
Ritchie Bros. Auctioneers, Inc. (Canada)	40,012	2,361,909
Tetra Tech, Inc.	26,816	4,423,031
Upwork, Inc. (a)	105,225	2,445,429
		13,568,647
Transportation - 1.1%
Saia, Inc. (a)	9,316	2,271,427

Information Technology - 26.2%
Semiconductors & Semiconductor Equipment - 7.4%
Allegro MicroSystems, Inc. (a)	38,423	1,091,213
Azenta, Inc.	11,513	954,197
Onto Innovation, Inc. (a)	38,158	3,315,549
Power Integrations, Inc.	39,634	3,673,279
Silicon Laboratories, Inc. (a)	27,670	4,156,034
SiTime Corp. (a)	8,591	2,129,022
		15,319,294
Software & Services - 17.1%
Anaplan, Inc. (a)	68,248	4,439,533
BlackLine, Inc. (a)	27,162	1,988,802
Endava PLC ADR (United Kingdom) (a)	37,665	5,010,575
Envestnet, Inc. (a)	39,718	2,956,608
Everbridge, Inc. (a)	24,645	1,075,508
MAXIMUS, Inc.	46,095	3,454,820

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Information Technology - 26.2% (Continued)
Software & Services - 17.1% (Continued)
nCino, Inc. (a)	54,142	$2,218,739
Olo, Inc. - Class A (a)	89,329	1,183,609
Rapid7, Inc. (a)	19,285	2,145,263
Shift4 Payments, Inc. - Class A (a)	58,519	3,624,082
Sprout Social, Inc. - Class A (a)	58,986	4,725,958
Workiva, Inc. (a)	19,161	2,260,998
		35,084,495
Technology Hardware & Equipment - 1.7%
908 Devices, Inc. (a)	61,920	1,177,099
Novanta, Inc. (Canada) (a)	16,023	2,279,913
		3,457,012
Materials - 4.4%
Materials - 4.4%
Avient Corp.	45,342	2,176,416
Innospec, Inc.	14,235	1,317,449
Livent Corp. (a)	179,202	4,671,796
Ranpak Holdings Corp. - Class A (a)	40,899	835,567
		9,001,228

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Real Estate - 2.1%
Real Estate - 2.1%
Americold Realty Trust	41,434	$1,155,180
Terreno Realty Corp.	41,637	3,083,220
		4,238,400

Investments at Value - 98.5% (Cost $182,733,919)		$202,452,878

Other Assets in Excess of Liabilities - 1.5%		2,985,118

Net Assets - 100.0%		$205,437,996

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 92.3%	Shares	Value
Consumer Discretionary - 10.4%
Automobiles & Components - 2.4%
Dorman Products, Inc. (a)	1,548	$147,107
Fox Factory Holding Corp. (a)	3,074	301,098
Harley-Davidson, Inc.	13,497	531,782
Stoneridge, Inc. (a)	9,503	197,282
		1,177,269
Consumer Durables & Apparel - 5.5%
Capri Holdings, Ltd. (a)	11,074	569,093
Gildan Activewear, Inc. (Canada)	24,046	901,244
Steven Madden, Ltd.	13,758	531,609
Under Armour, Inc. - Class A (a)	25,200	428,904
Universal Electronics, Inc. (a)	8,293	259,073
		2,689,923
Consumer Services - 1.7%
BJ’s Restaurants, Inc. (a)	8,934	252,832
Churchill Downs, Inc.	2,523	559,551
		812,383
Retailing - 0.8%
Five Below, Inc. (a)	2,472	391,491

Consumer Staples - 5.7%
Food & Staples Retailing - 1.2%
Casey’s General Stores, Inc.	2,910	576,675

Food, Beverage & Tobacco - 3.5%
Hain Celestial Group, Inc. (The) (a)	28,492	980,125
J & J Snack Foods Corp.	4,917	762,627
		1,742,752
Household & Personal Products - 1.0%
Inter Parfums, Inc.	5,388	474,413

Energy - 3.4%
Energy - 3.4%
Devon Energy Corp.	17,580	1,039,505

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Energy - 3.4% (Continued)
Energy - 3.4% (Continued)
PDC Energy, Inc.	8,695	$631,953
		1,671,458
Financials - 7.1%
Banks - 7.1%
Ameris Bancorp	9,819	430,858
Glacier Bancorp, Inc.	12,588	632,924
Lakeland Financial Corp.	2,870	209,510
Seacoast Banking Corp. of Florida	20,097	703,797
South State Corp.	7,471	609,559
United Bankshares, Inc.	8,577	299,166
United Community Banks, Inc.	15,966	555,617
		3,441,431
Health Care - 11.9%
Health Care Equipment & Services - 7.9%
Amedisys, Inc. (a)	4,416	760,833
Encompass Health Corp.	5,189	368,990
Globus Medical, Inc. - Class A (a)	8,318	613,702
Heska Corp. (a)	3,313	458,122
Insulet Corp. (a)	2,595	691,282
Integra LifeSciences Holdings Corp. (a)	4,608	296,110
Orthofix Medical, Inc. (a)	12,707	415,519
Phreesia, Inc. (a)	10,357	273,010
		3,877,568
Pharmaceuticals, Biotechnology & Life Sciences - 4.0%
Bio-Techne Corp.	1,098	475,478
Horizon Therapeutics PLC (a)	6,543	688,389
Medpace Holdings, Inc. (a)	2,739	448,073
Veracyte, Inc. (a)	12,429	342,667
		1,954,607
Industrials - 22.2%
Capital Goods - 15.1%
AAR Corp. (a)	10,486	507,837
BWX Technologies, Inc.	6,766	364,417
Carlisle Cos., Inc.	3,685	906,215
EnerSys	4,129	307,900

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Industrials - 22.2% (Continued)
Capital Goods - 15.1% (Continued)
EnPro Industries, Inc.	9,774	$955,213
ITT, Inc.	8,061	606,268
RBC Bearings, Inc. (a)	2,280	442,047
Regal Rexnord Corp.	7,473	1,111,833
SPX Corp. (a)	7,808	385,793
Standex International Corp.	3,095	309,252
Timken Co. (The)	7,452	452,336
UFP Industries, Inc.	5,874	453,238
Zurn Water Solutions Corp.	16,386	580,064
		7,382,413
Commercial & Professional Services - 4.0%
Casella Waste Systems, Inc. - Class A (a)	7,325	642,036
KBR, Inc.	19,013	1,040,582
Tetra Tech, Inc.	1,800	296,892
		1,979,510
Transportation - 3.1%
Allegiant Travel Co. (a)	3,157	512,665
Forward Air Corp.	3,673	359,146
Hub Group, Inc. - Class A (a)	8,200	633,122
		1,504,933
Information Technology - 21.4%
Semiconductors & Semiconductor Equipment - 4.9%
CMC Materials, Inc.	2,747	509,294
Silicon Laboratories, Inc. (a)	5,388	809,277
Universal Display Corp.	2,843	474,639
Veeco Instruments, Inc. (a)	22,399	609,029
		2,402,239
Software & Services - 13.2%
Agilysys, Inc. (a)	8,657	345,241
Alteryx, Inc. - Class A (a)	8,776	627,747
Anaplan, Inc. (a)	8,685	564,959
BlackLine, Inc. (a)	5,827	426,653
Endava PLC ADR (United Kingdom) (a)	5,924	788,070
Everbridge, Inc. (a)	4,067	177,484
Model N, Inc. (a)	13,264	356,802

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Information Technology - 21.4% (Continued)
Software & Services - 13.2% (Continued)
NCR Corp. (a)	11,269	$452,901
Pegasystems, Inc.	5,855	472,206
Tenable Holdings, Inc. (a)	17,774	1,027,159
WNS Holdings, Ltd. ADR (Jersey) (a)	9,647	824,722
Workiva, Inc. (a)	3,258	384,444
		6,448,388
Technology Hardware & Equipment - 3.3%
FARO Technologies, Inc. (a)	4,926	255,758
Pure Storage, Inc. - Class A (a)	31,988	1,129,496
Rogers Corp. (a)	777	211,111
		1,596,365
Materials - 7.9%
Materials - 7.9%
Berry Global Group, Inc. (a)	10,650	617,274
Compass Minerals International, Inc.	5,358	336,429
Eagle Materials, Inc.	2,874	368,907
Element Solutions, Inc.	35,896	786,122
Graphic Packaging Holding Co.	22,350	447,894
Huntsman Corp.	16,812	630,618
Ingevity Corp. (a)	3,373	216,108
Materion Corp.	5,350	458,709
		3,862,061

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Real Estate - 2.3%
Real Estate - 2.3%
Cousins Properties, Inc.	17,164	$691,537
Equity Commonwealth (a)	15,500	437,255
		1,128,792

Investments at Value - 92.3% (Cost $31,884,404)		$45,114,671

Other Assets in Excess of Liabilities - 7.7%		3,768,918

Net Assets - 100.0%		$48,883,589

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Communication Services - 5.8%
Media & Entertainment - 5.8%
Alphabet, Inc. - Class C (a)	2,595	$7,247,809
Cable One, Inc.	1,438	2,105,577
		9,353,386
Consumer Discretionary - 11.9%
Consumer Durables & Apparel - 1.1%
Capri Holdings, Ltd. (a)	34,676	1,782,000

Consumer Services - 3.2%
Darden Restaurants, Inc.	12,989	1,726,888
Papa John’s International, Inc.	17,754	1,869,141
Vail Resorts, Inc.	6,344	1,651,153
		5,247,182
Retailing - 7.6%
Amazon.com, Inc. (a)	1,590	5,183,320
Home Depot, Inc. (The)	5,822	1,742,699
O’Reilly Automotive, Inc. (a)	3,100	2,123,376
TJX Cos., Inc. (The)	53,053	3,213,951
		12,263,346
Consumer Staples - 5.2%
Food & Staples Retailing - 1.4%
Sysco Corp.	28,882	2,358,215

Food, Beverage & Tobacco - 2.6%
Hain Celestial Group, Inc. (The) (a)	65,704	2,260,217
Mondelez International, Inc. - Class A	30,910	1,940,530
		4,200,747
Household & Personal Products - 1.2%
Estée Lauder Cos., Inc. (The) - Class A	7,274	1,980,856

Energy - 5.1%
Energy - 5.1%
Chevron Corp.	22,600	3,679,958
ConocoPhillips	26,347	2,634,700

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Energy - 5.1% (Continued)
Energy - 5.1% (Continued)
Suncor Energy, Inc. (Canada)	62,546	$2,038,374
		8,353,032
Financials - 16.9%
Banks - 4.7%
First Republic Bank	12,788	2,072,935
JPMorgan Chase & Co.	21,317	2,905,934
Western Alliance Bancorp	31,376	2,598,560
		7,577,429
Diversified Financials - 5.3%
Ares Management Corp. - Class A	52,319	4,249,872
Berkshire Hathaway, Inc. - Class B (a)	6,693	2,362,027
S&P Global, Inc.	5,071	2,080,023
		8,691,922
Insurance - 6.9%
Berkley (W.R.) Corp.	24,195	1,611,145
Globe Life, Inc.	36,884	3,710,530
Marsh & McLennan Cos., Inc.	14,936	2,545,393
Reinsurance Group of America, Inc.	30,662	3,356,263
		11,223,331
Health Care - 16.2%
Health Care Equipment & Services - 6.3%
McKesson Corp.	11,896	3,641,722
Tenet Healthcare Corp. (a)	23,233	1,997,109
UnitedHealth Group, Inc.	8,837	4,506,605
		10,145,436
Pharmaceuticals, Biotechnology & Life Sciences - 9.9%
Bio-Techne Corp.	4,222	1,828,295
Catalent, Inc. (a)	26,015	2,885,064
Charles River Laboratories International, Inc. (a)	8,769	2,490,133
Danaher Corp.	8,674	2,544,344
Mettler-Toledo International, Inc. (a)	1,560	2,142,176
Thermo Fisher Scientific, Inc.	3,796	2,242,107
Zoetis, Inc.	10,559	1,991,322
		16,123,441

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Industrials - 10.9%
Capital Goods - 10.9%
Advanced Drainage Systems, Inc.	18,661	$2,217,113
AZEK Co., Inc. (The) - Class A (a)	61,799	1,535,087
Dover Corp.	16,039	2,516,519
Quanta Services, Inc.	42,605	5,607,244
Raytheon Technologies Corp.	40,322	3,994,701
Roper Technologies, Inc.	3,974	1,876,642
		17,747,306
Information Technology - 20.0%
Semiconductors & Semiconductor Equipment - 7.2%
ASML Holding N.V. ADR (Netherlands)	3,057	2,041,862
Marvell Technology, Inc. (Bermuda)	61,941	4,441,789
Monolithic Power Systems, Inc.	6,150	2,986,932
NXP Semiconductors N.V. (Netherlands)	12,278	2,272,412
		11,742,995
Software & Services - 9.8%
Adobe, Inc. (a)	4,405	2,007,006
Microsoft Corp.	25,257	7,786,986
ServiceNow, Inc. (a)	3,659	2,037,661
Visa, Inc. - Class A	18,346	4,068,592
		15,900,245
Technology Hardware & Equipment - 3.0%
Keysight Technologies, Inc. (a)	14,016	2,214,108
Zebra Technologies Corp. - Class A (a)	6,292	2,603,000
		4,817,108

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Materials - 4.7%
Materials - 4.7%
Avery Dennison Corp.	17,056	$2,967,232
Eastman Chemical Co.	21,456	2,404,360
Franco-Nevada Corp. (Canada)	14,060	2,242,851
		7,614,443

Investments at Value - 96.7% (Cost $90,199,473)		$157,122,420

Other Assets in Excess of Liabilities - 3.3%		5,369,009

Net Assets - 100.0%		$162,491,429

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Communication Services - 9.1%
Media & Entertainment - 4.4%
Astro Malaysia Holdings Bhd (Malaysia)	372,800	$97,527
China South Publishing & Media Group Co., Ltd. (China)	128,400	191,505
DB Corp., Ltd. (India)	34,419	38,355
G-bits Network Technology Xiamen Co., Ltd. (China)	900	50,910
Hello Group, Inc. ADR (China)	3,500	20,230
IMAX China Holding, Inc. (China) (a)(b)	161,400	192,987
Jagran Prakashan, Ltd. (India) (a)	43,811	37,212
KT Skylife Co., Ltd. (South Korea)	5,343	38,961
Media Nusantara Citra Tbk P.T. (Indonesia)	1,768,900	122,475
Sun TV Network, Ltd. (India)	5,400	34,701
Tencent Holdings, Ltd. (China)	33,700	1,553,383
TV Today Network, Ltd. (India)	10,420	50,779
Yandex N.V. - Class A (Russia) (a)(c)	810	192
		2,429,217
Telecommunication Services - 4.7%
América Móvil S.A.B. de C.V. - Class L ADR (Mexico)	9,100	192,465
APT Satellite Holdings, Ltd. (China)	700,000	211,686
Axiata Group Bhd (Malaysia)	28,900	26,049
China Tower Corp., Ltd. - H Shares (China) (a)(b)	1,816,000	203,288
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	10,547	106,212
Indus Towers, Ltd. (India) (a)	84,411	245,522
KT Corp. ADR (South Korea)	19,100	273,894
LG Uplus Corp. (South Korea)	32,991	378,671
Mobile TeleSystems PJSC (Kuwait)	28,471	58,792
MTN Group, Ltd. (South Africa)	13,754	177,917
PLDT, Inc. ADR (Philippines)	4,900	172,186
Saudi Telecom Co. (Saudi Arabia)	3,496	100,029
SK Telecom Co., Ltd. ADR (South Korea)	7,349	188,355
Telecom Egypt Co. (Egypt)	73,437	70,104
Telekomunikasi Indonesia Persero Tbk P.T. ADR (Indonesia)	4,500	143,775
		2,548,945

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Consumer Discretionary - 11.1%
Automobiles & Components - 4.1%
Astra International Tbk P.T. (Indonesia)	83,200	$38,127
Astra Otoparts Tbk P.T. (Indonesia)	1,101,826	86,368
BAIC Motor Corp., Ltd. - H Shares (China) (b)	542,000	180,607
Brilliance China Automotive Holdings, Ltd. (China) (a)(c)	508,000	374,018
China Motor Corp. (Taiwan)	24,000	50,517
DTR Automotive Corp. (South Korea)	1,425	82,441
FAW Jiefang Group Co., Ltd. - Class A (China)	259,188	352,019
Grupo Industrial Saltillo S.A.B. de C.V. (Mexico) (a)	42,600	57,761
Halla Holdings Corp. (South Korea)	1,454	48,540
Huayu Automotive Systems Co., Ltd. - Class A (China)	42,200	132,026
Kia Motors Corp. (South Korea)	4,793	289,634
Mahindra CIE Automotive, Ltd. (India) (a)	16,834	37,770
Oriental Holdings Bhd (Malaysia)	26,200	37,947
Qingling Motors Co., Ltd. - H Shares (China)	1,144,000	214,675
SAIC Motor Corp., Ltd. (China)	20,000	53,365
Thai Stanley Electric PCL (Thailand)	11,200	59,170
Xingda International Holdings, Ltd. (China)	697,292	125,754
		2,220,739
Consumer Durables & Apparel - 2.7%
361 Degrees International, Ltd. (China) (a)	117,000	59,382
Arvind, Ltd. (India) (a)	69,539	104,751
Best Pacific International Holdings, Ltd. (China)	54,000	15,166
China Lilang, Ltd. (China)	131,084	63,323
Handsome Co., Ltd. (South Korea)	955	27,895
Himatsingka Seide, Ltd. (India)	39,448	77,678
Hisense Home Appliances Group Co., Ltd. - H Shares (China)	56,000	52,864
Indo Count Industries, Ltd. (India)	25,618	53,197
LF Corp. (South Korea)	3,796	55,114
LUX Industries, Ltd. (India)	1,229	35,271
Paiho Shih Holdings Corp. (Taiwan)	82,575	104,973
Raymond, Ltd. (India) (a)	6,811	76,336
Skyworth Group, Ltd. (China) (a)	376,000	191,318
Taiwan Paiho, Ltd. (Taiwan)	15,000	37,424
Vardhman Textiles, Ltd. (India)	17,560	100,311
Vestel Beyaz Esya Sanayi ve Ticaret A.S. (Turkey)	57,832	31,294

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Consumer Discretionary - 11.1% (Continued)
Consumer Durables & Apparel - 2.7% (Continued)
Vestel Elektronik Sanayi ve Ticaret A.S. (Turkey)	28,773	$50,592
Weiqiao Textile Co. - H Shares (China)	688,000	202,888
Youngone Corp. (South Korea)	804	31,363
Youngone Holdings Co., Ltd. (South Korea)	1,443	63,459
Zhejiang Semir Garment Co., Ltd. - Class A (China) (a)	56,800	60,676
		1,495,275
Consumer Services - 0.1%
Orascom Development Egypt (Egypt) (a)	248,303	56,647

Retailing - 4.2%
China Harmony New Energy Auto Holding, Ltd. (China)	454,500	230,179
China Yongda Automobiles Services Holdings, Ltd. (China)	176,000	190,145
Golden Eagle Retail Group, Ltd. (China)	45,626	33,084
Hyundai Home Shopping Network Corp. (South Korea)	521	25,716
JD.com, Inc. (China) (a)	1,633	46,402
Meituan (China) (a)(b)	2,800	53,043
Mitra Pinasthika Mustika Tbk P.T. (Indonesia)	1,273,800	99,876
Naspers, Ltd. - N Shares (South Africa)	1,466	165,529
Organizacion Terpel S.A. (Colombia)	23,878	66,261
Shanghai Yuyuan Tourist Mart Group Co., Ltd. - Class A (China)	83,300	133,312
Super Group, Ltd. (South Africa)	20,095	40,323
Wuchan Zhongda Group Co., Ltd. (China)	613,600	514,263
Xinhua Winshare Publishing and Media Co., Ltd. - H Shares (China)	326,000	235,980
Zhongsheng Group Holdings, Ltd. (China)	66,500	467,578
		2,301,691
Consumer Staples - 5.5%
Food & Staples Retailing - 0.6%
Cencosud S.A. (Chile)	58,459	115,166
CJ Freshway Corp. (South Korea)	960	28,129
Cosco Capital, Inc. (Philippines)	328,300	31,327
Grupo Comercial Chedraui S.A. de C.V. (Mexico)	53,468	137,521
WT Microelectronics Co., Ltd. (Taiwan)	14,000	38,424
		350,567

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Consumer Staples - 5.5% (Continued)
Food, Beverage & Tobacco - 4.9%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey) (a)	17,019	$31,101
Anhui Kouzi Distillery Co., Ltd. (China)	3,000	25,411
Astral Foods, Ltd. (South Africa)	7,407	76,941
China Foods, Ltd. (China)	150,455	51,853
China Modern Dairy Holdings, Ltd. (China)	1,373,000	221,313
Coca-Cola Embonor S.A. (Chile) (a)	27,413	34,047
Dalmia Bharat Sugar & Industries, Ltd. (India)	17,582	110,554
Dharma Satya Nusantara Tbk P.T. (Indonesia)	894,400	39,818
Godfrey Phillips India, Ltd. (India)	8,162	108,127
Hap Seng Plantations Holdings Bhd (Malaysia)	46,300	27,816
Hey Song Corp. (Taiwan)	52,000	64,444
Indofood Sukses Makmur Tbk P.T. (Indonesia)	189,100	78,339
Industrias Bachoco S.A.B. de C.V. - Series B (Mexico)	70,900	277,029
ITC, Ltd. (India)	48,162	158,133
JBS S.A. (Brazil)	30,200	236,138
Kim Loong Resources Bhd (Malaysia)	142,000	65,073
KRBL, Ltd. (India)	12,616	33,271
Marfrig Global Foods S.A. (Brazil)	41,600	186,970
Orion Holdings Corp. (South Korea)	8,965	104,698
Perusahaan Perkebunan London Sumatra Tbk P.T. (Indonesia)	401,000	39,473
Samyang Holdings Corp. (South Korea)	1,425	100,350
Sarawak Oil Palms Bhd (Malaysia)	20,700	26,543
Sawit Sumbermas Sarana Tbk P.T. (Indonesia)	563,800	41,849
Thai Union Group PCL (Thailand)	52,700	29,875
Tingyi Holding Corp. (China)	98,000	164,331
Tunas Baru Lampung Tbk P.T. (Indonesia)	465,479	26,765
Want Want China Holdings, Ltd. (China)	349,000	322,037
		2,682,299
Energy - 4.5%
Energy - 4.5%
Bukit Asam Tbk P.T. (Indonesia)	123,800	28,317
China Coal Energy Co., Ltd. - H Shares (China)	77,000	57,898
China Petroleum & Chemical Corp. - H Shares (China)	174,000	86,465
China Shenhua Energy Co., Ltd. - Class A (China)	9,300	43,534
China Shenhua Energy Co., Ltd. - H Shares (China)	56,500	179,851

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Energy - 4.5% (Continued)
Energy - 4.5% (Continued)
Coal India, Ltd. (India)	85,931	$206,276
Ecopetrol S.A. ADR (Colombia)	4,900	91,140
Exxaro Resources, Ltd. (South Africa)	5,442	82,260
Gazprom PJSC ADR (Russia) (c)	50,575	2,822
Hindustan Petroleum Corp., Ltd. (India)	45,239	159,809
Indian Oil Corp., Ltd. (India)	58,587	91,223
Lukoil PJSC ADR (Russia) (c)	2,253	1,140
Oil & Natural Gas Corp., Ltd. (India)	135,549	290,846
Petroleo Brasileiro S.A. ADR (Brazil)	21,600	319,680
Petronet LNG, Ltd. (India)	14,712	37,402
Polskie Gornictwo Naftowe i Gazownictwo S.A. (Poland)	42,325	62,213
PTT Exploration & Production PCL (Thailand)	17,100	73,622
PTT PCL (Thailand)	69,000	79,458
Reliance Industries, Ltd. 144A (India) (d)	2,580	179,417
Rosneft Oil Co. PJSC (Russia) (c)	16,950	642
Saudi Arabian Oil Co. (Saudi Arabia)	9,408	107,913
Shaanxi Coal Industry Co., Ltd. - Class A (China)	46,800	121,418
United Tractors Tbk P.T. (Indonesia)	21,900	38,912
Yanzhou Coal Mining Co., Ltd. - Class A (China)	6,800	41,118
Yanzhou Coal Mining Co., Ltd. - H Shares (China)	32,000	94,979
		2,478,355
Financials - 22.3%
Banks - 17.4%
Absa Group, Ltd. (South Africa)	35,104	455,050
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	9,680	27,585
AFFIN Bank Bhd (Malaysia) (a)	67,100	31,842
Agricultural Bank of China, Ltd. - H Shares (China)	304,000	116,214
Akbank T.A.S. (Turkey)	53,792	26,507
Alior Bank S.A. (Poland) (a)	2,343	25,388
Arab National Bank (Saudi Arabia) (a)	59,601	439,474
Banco ABC Brasil S.A. (Brazil)	10,100	36,549
Banco Bradesco S.A. (Brazil)	77,484	297,314
Banco de Credito e Inversiones S.A. (Chile) (a)	1,583	57,029
Banco do Brasil S.A. (Brazil)	64,000	466,418

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Financials - 22.3% (Continued)
Banks - 17.4% (Continued)
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand ADR (Mexico)	7,900	$41,396
Bank Al-Jazira (Saudi Arabia)	76,252	532,358
Bank CIMB Niaga Tbk P.T. (Indonesia)	1,268,900	98,608
Bank Handlowy w Warszawie S.A. (Poland)	1,873	28,432
Bank Mandiri Tbk P.T. (Indonesia)	162,200	89,051
Bank of Baroda (India) (a)	146,341	213,011
Bank of Beijing Co., Ltd. - Class A (China)	76,300	54,978
Bank of China, Ltd. - H Shares (China)	1,690,000	674,406
Bank of Chongqing Co., Ltd. - H Shares (China)	171,500	105,283
Bank of Communications Co., Ltd. - H Shares (China)	349,000	249,856
Bank of Jiangsu Co., Ltd. (China)	49,000	54,232
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T. (Indonesia)	980,946	104,261
Bank Polska Kasa Opieki S.A. (Poland)	2,998	80,126
Bank Saint Petersburg PJSC (Russia) (c)	136,120	1,121
Bank Tabungan Negara Persero Tbk P.T. (Indonesia)	383,800	45,730
Canara Bank (India) (a)	33,767	100,575
China Banking Corp. (Philippines)	70,100	36,560
China CITIC Bank Corp., Ltd. - H Shares (China)	171,000	86,291
China Construction Bank Corp. - H Shares (China)	790,000	591,763
China Development Financial Holding Corp. (Taiwan)	380,520	252,614
China Everbright Bank Co., Ltd. - H Shares (China)	528,000	199,212
Chongqing Rural Commercial Bank Co., Ltd. - H Shares (China)	131,000	51,371
Commercial Bank P.S.Q.C. (The) (Qatar)	162,251	332,898
Emirates NBD Bank PJSC (United Arab Emirates)	98,464	400,668
Eurobank Ergasias S.A. (Greece) (a)	77,335	90,480
Gulf Bank of KSCP (Kuwait) (a)	139,364	147,048
Hana Financial Group, Inc. (South Korea)	4,703	186,622
Huaxia Bank Co., Ltd. - Class A (China)	40,200	35,147
Huishang Bank Corp., Ltd. - H Shares (China) (a)	127,000	41,193
Indiabulls Housing Finance, Ltd. (India)	28,782	59,322
Indian Bank (India)	41,510	83,371
Industrial & Commercial Bank of China, Ltd. - H Shares (China)	442,000	270,970
Intercorp Financial Services, Inc. (Peru)	1,235	42,669

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Financials - 22.3% (Continued)
Banks - 17.4% (Continued)
JB Financial Group Co., Ltd. (South Korea)	13,180	$91,128
Kasikornbank PCL (Thailand)	19,200	92,597
Kasikornbank PCL - Foreign Shares (Thailand)	24,100	116,383
KB Financial Group, Inc. ADR (South Korea)	3,500	170,905
Kiatnakin Phatra Bank PCL (Thailand)	12,600	26,013
Malaysia Building Society Bhd (Malaysia)	430,500	61,268
National Bank of Greece S.A. (Greece) (a)	10,707	39,440
National Bank of Kuwait S.A.K.P. (Kuwait)	20,197	72,949
Nedbank Group, Ltd. (South Africa)	13,327	211,640
Philippine National Bank (Philippines) (a)	71,943	26,682
Powszechna Kasa Oszczednosci Bank Polski S.A. (Poland) (a)	17,024	160,389
RHB Bank Bhd (Malaysia)	68,700	97,380
Riyad Bank (Saudi Arabia)	26,429	263,717
Sberbank of Russia PJSC (Russia) (c)	19,830	318
Shinhan Financial Group Co., Ltd. ADR (South Korea)	4,700	157,121
State Bank of India (India)	82,177	529,758
VTB Bank PJSC (Russia) (c)	339,760,000	835
Woori Financial Group, Inc. (South Korea)	6,240	78,030
		9,557,546
Diversified Financials - 3.1%
Adira Dinamika Multi Finance Tbk P.T. (Indonesia)	123,700	73,929
Administradora de Fondos de Pensiones Habitat S.A. (Chile)	53,534	32,582
Bajaj Holdings & Investment, Ltd. (India)	790	51,904
Bank of Greece (Greece)	1,550	30,660
China Galaxy Securities Co., Ltd. - H Shares (China)	52,000	29,006
Concentradora Hipotecaria SAPI de C.V. (Mexico)	61,600	60,389
Fubon Financial Holdings Co., Ltd. (Taiwan)	151,370	402,012
Gentera S.A.B. de C.V. (Mexico) (a)	54,100	45,938
Haitong Securities Co., Ltd. - H Shares (China)	34,000	25,837
Korea Investment Holdings Co., Ltd. (South Korea)	342	21,921
Power Finance Corp., Ltd. (India)	86,444	127,616
REC, Ltd. (India)	128,352	207,172
Reinet Investments SCA (South Africa)	10,149	227,582
Repco Home Finance, Ltd. (India)	18,085	41,602
Shinyoung Securities Co., Ltd. (South Korea) (a)	795	38,923

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Financials - 22.3% (Continued)
Diversified Financials - 3.1% (Continued)
Shriram City Union Finance, Ltd. (India)	1,256	$26,786
Tata Investment Corp., Ltd. (India)	4,663	83,014
Yuanta Financial Holding Co., Ltd. (Taiwan)	177,000	162,193
		1,689,066
Insurance - 1.8%
Cathay Financial Holding Co., Ltd. (Taiwan)	172,000	384,015
China Reinsurance Group Corp. - H Shares (China) (b)	591,000	54,322
New China Life Insurance Co., Ltd. - H Shares (China)	57,300	158,931
Origin Property PCL (Thailand)	90,000	30,679
People’s Insurance Co. Group of China (The) - H Shares (China)	570,000	185,976
PICC Property & Casualty Co., Ltd. - H Shares (China)	96,000	97,757
Shin Kong Financial Holding Co., Ltd. (Taiwan)	171,000	64,019
Shinkong Insurance Co., Ltd. (Taiwan)	19,000	36,321
		1,012,020
Health Care - 3.6%
Health Care Equipment & Services - 1.5%
Bangkok Chain Hospital PCL (Thailand)	204,300	126,478
SD Biosensor, Inc. (South Korea)	3,246	149,094
Shanghai Pharmaceuticals Holding Co., Ltd. - H Shares (China)	107,300	206,027
Sinopharm Group Co., Ltd. - H Shares (China)	97,600	221,558
Value Added Technology Co., Ltd. (South Korea)	4,112	134,939
		838,096
Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
Caplin Point Laboratories, Ltd. (India)	2,884	25,650
China Medical System Holdings, Ltd. (China)	120,000	187,152
China Shineway Pharmaceutical Group, Ltd. (China)	256,000	204,260
Consun Pharmaceutical Group, Ltd. (China)	445,170	215,314
Dawnrays Pharmaceutical Holdings, Ltd. (China)	725,392	119,860
Genomma Lab Internacional S.A.B. de C.V. (Mexico)	27,400	30,099
Glenmark Pharmaceuticals, Ltd. (India)	4,620	26,798
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (China) (a)	5,500	27,103
Indoco Remedies, Ltd. (India)	12,046	59,330
Marksans Pharma, Ltd. (India)	138,588	82,523
Shandong Xinhua Pharmaceutical Co., Ltd. - H Shares (China)	188,000	97,475

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Health Care - 3.6% (Continued)
Pharmaceuticals, Biotechnology & Life Sciences - 2.1% (Continued)
Sun Pharmaceutical Industries, Ltd. (India)	3,608	$43,330
		1,118,894
Industrials - 5.6%
Capital Goods - 2.5%
ALFA S.A.B de C.V. - Class A (Mexico)	75,600	57,467
Apar Industries, Ltd. (India)	3,252	27,718
Beijing Urban Construction Design & Development Group Co., Ltd. - H Shares (China) (b)	81,000	20,952
China Communications Services Corp., Ltd. - H Shares (China)	62,000	27,956
China International Marine Containers Group Co., Ltd. (China) (a)	17,500	28,483
China Railway Group, Ltd. - Class A (China)	57,200	54,269
China Railway Group, Ltd. - H Shares (China)	112,000	62,381
CITIC, Ltd. (China)	189,000	209,070
DMCI Holdings, Inc. (Philippines)	324,700	56,636
Ferreycorp S.A.A. (Peru)	51,409	35,164
FSP Technology, Inc. (Taiwan)	16,000	24,370
Hong Leong Industries Bhd (Malaysia)	12,860	27,844
Hubei Xingfa Chemicals Group Co., Ltd. (China)	5,800	30,240
Industries Qatar Q.S.C. (Qatar)	38,321	199,790
Iochpe-Maxion S.A. (Brazil)	30,800	83,123
KAP Industrial Holdings, Ltd. (South Africa)	106,324	35,479
Kerjaya Prospek Group Bhd (Malaysia)	100,299	26,954
Kolon Corp. (South Korea)	1,241	30,133
LG Corp. (South Korea)	2,318	145,231
LX International Corp. (South Korea)	1,331	37,545
Metallurgical Corp. of China, Ltd. - H Shares (China)	118,000	31,668
Seohee Construction Co., Ltd. (South Korea)	19,685	30,702
Sime Darby Bhd (Malaysia)	87,800	50,008
Sinopec Engineering Group Co., Ltd. - H Shares (China)	50,000	25,471
Thoresen Thai Agencies PCL (Thailand)	86,400	24,450
		1,383,104
Commercial & Professional Services - 0.2%
China Everbright International, Ltd. (China)	80,000	48,016

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Industrials - 5.6% (Continued)
Commercial & Professional Services - 0.2% (Continued)
Tianjin Capital Environmental Protection Group Co., Ltd. (China)	72,000	$30,600
		78,616
Transportation - 2.9%
Allcargo Logistics, Ltd. (India)	13,685	64,422
Anhui Expressway Co., Ltd. - H Shares (China)	58,000	56,470
Cia Sud Americana de Vapores S.A. (Chile)	627,603	67,482
COSCO SHIPPING Holdings Co., Ltd. - Class A (China) (a)	19,997	48,306
COSCO SHIPPING Holdings Co., Ltd. - H Shares (China)	85,700	147,348
Daqin Railway Co., Ltd. (China)	46,500	50,301
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan)	58,000	269,655
Gateway Distriparks, Ltd. (India) (a)	45,864	39,980
HMM Co., Ltd. (South Korea)	6,201	147,377
Jiangsu Expressway Co., Ltd. - H Shares (China)	30,000	31,331
Lingkaran Trans Kota Holdings Bhd (Malaysia)	31,800	29,571
Pan Ocean Co., Ltd. (South Korea)	5,723	32,711
Precious Shipping PCL (Thailand)	62,500	31,956
Regional Container Lines PCL (Thailand)	30,100	39,200
Shanghai International Port Group Co., Ltd. (China)	135,500	116,573
Shenzhen Expressway Co., Ltd. - H Shares (China)	28,000	29,425
Sinotrans, Ltd. - H Shares (China)	66,000	20,493
Tianjin Port Development Holdings, Ltd. (China)	320,000	25,672
Transport Corp. of India, Ltd. (India)	5,602	43,946
VRL Logistics, Ltd. (India)	11,414	73,947
Yang Ming Marine Transport Corp. (Taiwan) (a)	47,000	201,542
Zhejiang Expressway Co., Ltd. - H Shares (China)	32,000	26,880
		1,594,588
Information Technology - 23.0%
Semiconductors & Semiconductor Equipment - 10.5%
ASE Industrial Holding Co., Ltd. ADR (Taiwan)	35,500	251,695
Chipbond Technology Corp. (Taiwan)	18,000	43,101
ChipMOS Technologies, Inc. (Taiwan)	30,000	53,186
Daqo New Energy Corp. ADR (China) (a)	2,500	103,300
FocalTech Systems Co., Ltd. (Taiwan)	4,000	20,065
Global Mixed-Mode Technology, Inc. (Taiwan)	6,000	49,216

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Information Technology - 23.0% (Continued)
Semiconductors & Semiconductor Equipment - 10.5% (Continued)
Greatek Electronics, Inc. (Taiwan)	12,000	$30,861
King Yuan Electronics Co., Ltd. (Taiwan)	19,000	28,147
LX Semicon Co., Ltd. (South Korea)	2,376	280,628
Macronix International Co., Ltd. (Taiwan)	20,000	27,640
Materials Analysis Technology, Inc. (Taiwan) (a)	5,000	24,967
MediaTek, Inc. (Taiwan) (a)	13,000	404,659
Nanya Technology Corp. (Taiwan)	25,000	59,650
Novatek Microelectronics Corp. (Taiwan)	14,000	205,899
Powertech Technology, Inc. (Taiwan)	41,000	135,088
Sigurd Microelectronics Corp. (Taiwan)	15,000	30,920
Sitronix Technology Corp. (Taiwan)	3,000	30,018
SK Hynix, Inc. (South Korea)	4,284	411,167
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	30,400	3,169,504
Taiwan Surface Mounting Technology Corp. (Taiwan)	7,000	28,416
United Microelectronics Corp. (Taiwan)	166,000	304,916
Windbond Electronics Corp. (Taiwan)	75,000	80,351
		5,773,394
Software & Services - 4.1%
Alibaba Group Holding, Ltd. ADR (Hong Kong) (a)	8,600	935,680
eClerx Services, Ltd. (India)	8,879	276,260
Hinduja Global Solutions, Ltd. (India)	19,015	254,804
Infosys, Ltd. ADR (India)	3,400	84,626
NetEase, Inc. ADR (Hong Kong)	4,300	385,667
Oracle Financial Services Software, Ltd. (India)	3,896	183,143
Sonata Software, Ltd. (India)	4,808	46,537
Tech Mahindra, Ltd. (India)	3,630	71,262
		2,237,979
Technology Hardware & Equipment - 8.4%
Apex International Co., Ltd. (Taiwan)	9,000	32,953
Asia Vital Components Co., Ltd. (Taiwan) (a)	7,000	28,074
ASROCK, Inc. (Taiwan)	4,000	29,610
ASUSTek Computer, Inc. (Taiwan)	19,000	246,556
BOE Technology Group Co., Ltd. - Class A (China)	365,100	246,934
Cheng Uei Precision Industry Co., Ltd. (Taiwan)	77,000	101,211
Chicony Electronics Co., Ltd. (Taiwan)	10,000	31,179

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Information Technology - 23.0% (Continued)
Technology Hardware & Equipment - 8.4% (Continued)
China Railway Signal & Communication Corp., Ltd. - H Shares (China) (b)	272,000	$86,284
Compeq Manufacturing Co., Ltd. (Taiwan)	16,000	26,683
Coretronic Corp. (Taiwan)	11,000	26,761
DataTec, Ltd. (South Africa)	12,171	33,754
Gigabyte Technology Co., Ltd. (Taiwan)	10,000	44,569
Innodisk Corp. (Taiwan)	4,000	29,812
Kingboard Holdings, Ltd. (China)	43,500	209,807
Legend Holdings Corp. - H Shares (China) (b)	48,500	60,599
Lenovo Group, Ltd. (China)	382,000	413,805
LG Display Co., Ltd. (South Korea)	3,210	53,987
LG Innotek Co., Ltd. (South Korea)	1,718	541,193
Micro-Star International Co., Ltd. (Taiwan)	37,000	166,155
Partron Co., Ltd. (South Korea)	3,110	27,626
Redington India, Ltd. (India)	140,197	265,767
Samsung Electronics Co., Ltd. (South Korea)	28,604	1,633,034
SAMT Co., Ltd. (South Korea)	10,832	37,832
Simplo Technology Co., Ltd. (Taiwan)	4,000	43,193
Taiwan PCB Techvest Co., Ltd. (Taiwan)	32,000	56,417
Wah Lee Industrial Corp. (Taiwan)	7,000	26,531
Wistron Corp. (Taiwan) (a)	77,000	79,712
Zhen Ding Technology Holdings, Ltd. (Taiwan)	15,000	55,865
		4,635,903
Materials - 9.1%
Materials - 9.1%
African Rainbow Minerals, Ltd. (South Africa)	1,786	34,965
Alpek S.A.B de C.V. (Mexico)	57,900	78,856
Anhui Conch Cement Co., Ltd. - H Shares (China)	16,000	81,832
ArcelorMittal South Africa, Ltd. (South Africa) (a)	85,380	56,730
Asia Polymer Corp. (Taiwan)	27,540	35,936
Baoshan Iron & Steel Co., Ltd. - Class A (China)	94,000	99,775
Braskem S.A. ADR (Brazil)	4,800	89,472
CAP S.A. (Chile)	2,676	41,494
Chambal Fertilisers and Chemicals, Ltd. (India)	9,449	52,186
China Hongqiao Group, Ltd. (China)	38,000	49,923

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Materials - 9.1% (Continued)
Materials - 9.1% (Continued)
China Lumena New Materials Corp. (China) (a)(c)	1,700	$0
China Metal Recycling Holdings, Ltd. (China) (a)(c)	6,000	0
China National Building Material Co., Ltd. - H Shares (China)	50,000	61,502
Corporacion Aceros Arequipa S.A. (Peru)	61,109	30,399
Dongyue Group, Ltd. (China)	19,000	25,740
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	40,505	88,788
Grand Pacific Petrochemical Corp. (Taiwan)	29,000	27,406
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd. (India)	7,896	87,233
Hanil Holdings Co., Ltd. (South Korea)	2,167	23,035
Hindalco Industries, Ltd. (India)	16,142	120,163
Hindustan Zinc, Ltd. (India)	18,637	75,714
Hsing TA Cement Co. (Taiwan)	31,000	22,894
Huafon Chemical Co., Ltd. (China)	20,286	28,986
Hunan Valin Steel Co., Ltd. - Class A (China)	42,600	36,758
Hyundai Steel Co., Ltd. (South Korea)	2,917	98,836
Indorama Ventures PCL (Thailand)	66,400	92,377
Industrias Penoles S.A.B. de C.V. (Mexico)	7,900	99,689
JSW Steel, Ltd. (India)	15,131	145,031
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. (Turkey) (a)	31,463	32,553
Kumho Petrochemical Co., Ltd. (South Korea)	590	74,602
LOTTE Fine Chemical Co., Ltd. (South Korea)	423	27,393
Luxi Chemical Group Co., Ltd. (China)	12,600	35,420
Magnitogorsk Iron & Steel Works PJSC (Russia) (c)	194,390	1,155
Mpact, Ltd. (South Africa)	15,152	34,209
Nan Ya Plastics Corp. (Taiwan)	53,000	171,607
National Industrialization Co. (Saudi Arabia) (a)	26,609	162,426
NMDC, Ltd. (India)	48,687	103,447
Novolipetsk Steel PJSC (Russia) (b)(c)	2,870	748
Orbia Advance Corp. S.A.B. de C.V. (Mexico)	41,900	110,823
Petronas Chemicals Group Bhd (Malaysia)	51,600	117,808
POSCO ADR (South Korea)	3,400	201,518
PPC, Ltd. (South Africa) (a)	80,869	23,514
Sahara International Petrochemical Co. SJSC (Saudi Arabia)	33,880	481,295
Sasol, Ltd. (South Africa) (a)	3,411	82,443

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Materials - 9.1% (Continued)
Materials - 9.1% (Continued)
Shandong Hualu Hengsheng Chemical Co., Ltd. (China)	10,200	$52,145
Shanxi Taigang Stainless Steel Co., Ltd. (China)	30,500	32,136
Shinkong Synthetic Fibers Corp. (Taiwan)	49,000	35,581
Sibanye-Stillwater, Ltd. ADR (South Africa)	16,300	264,549
Sichuan Hebang Biotechnology Co., Ltd. (China) (a)	59,100	32,588
Steel Authority of India, Ltd. (India)	17,595	22,603
Ta Ann Holdings Bhd (Malaysia)	37,200	45,562
TA Chen Stainless Pipe Co., Ltd. (Taiwan)	16,000	27,068
Taiwan Hon Chuan Enterprise Co., Ltd. (Taiwan)	10,000	27,353
Tata Steel, Ltd. (India)	5,522	94,258
Tharisa PLC (South Africa)	15,847	31,973
TSRC Corp. (Taiwan)	23,000	27,814
UPC Technology Corp. (Taiwan)	40,000	25,363
UPL, Ltd. (India)	3,878	39,105
USI Corp. (Taiwan)	24,000	24,999
Vale S.A. ADR (Brazil)	32,974	659,150
Vedanta, Ltd. (India)	28,782	151,661
West China Cement, Ltd. (China)	166,000	26,358
Yunnan Tin Co., Ltd. (China) (a)	12,100	39,745
		5,006,692
Real Estate - 1.9%
Real Estate - 1.9%
AP Thailand PCL (Thailand)	91,500	30,167
China Overseas Grand Oceans Group, Ltd. (China)	166,031	96,412
China Overseas Land & Investment, Ltd. (China)	52,500	156,226
Dipula Income Fund, Ltd. (South Africa)	53,971	34,709
Emaar Properties PJSC (United Arab Emirates) (a)	62,302	101,201
Farglory Land Development Co., Ltd. (Taiwan)	12,000	28,540
Filinvest Land, Inc. (Philippines)	1,361,000	28,393
Hung Ching Development & Construction Co., Ltd. (Taiwan) (a)	47,000	48,948
Kingdom Development Co., Ltd. (Taiwan)	22,000	27,599
Korea Real Estate Investment & Trust Co., Ltd. (South Korea)	14,920	28,741
Logan Group Co., Ltd. (China)	51,000	14,386
Matrix Concepts Holdings Bhd (Malaysia)	99,375	56,012
Powerlong Real Estate Holdings, Ltd. (China)	93,000	24,356

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Real Estate - 1.9% (Continued)
Real Estate - 1.9% (Continued)
RiseSun Real Estate Development Co., Ltd. - Class A (China)	41,200	$28,914
Seazen Holdings Co., Ltd. - Class A (China)	11,200	56,600
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B (China)	33,400	31,262
Shenzhen Investment, Ltd. (China)	452,000	100,459
Sino-Ocean Group Holding, Ltd. (China)	467,500	98,863
Supalai PCL (Thailand)	44,500	28,973
		1,020,761
Utilities - 2.5%
Utilities - 2.5%
Aboitiz Power Corp. (Philippines)	173,100	120,144
Beijing Enterprises Holdings, Ltd. (China)	32,000	100,989
Canvest Environmental Protection Group Co., Ltd. (China)	58,000	25,527
Centrais Eletricas Santa Catarina (Brazil)	582	7,460
CESC, Ltd. (India)	31,840	31,656
China Everbright Water, Ltd. (China)	143,700	33,249
China Tian Lun Gas Holdings, Ltd. (China)	28,000	19,798
China Water Affairs Group, Ltd. (China)	38,000	41,410
Datang International Power Generation Co., Ltd. - H Shares (China)	180,000	25,826
First Philippine Holdings Corp. (Philippines)	21,760	29,507
GAIL India, Ltd. (India) (b)	5,275	71,213
Huaneng Power International, Inc. - H Shares (China)	60,000	25,449
Korea Gas Corp. (South Korea)	3,139	102,401
Kunlun Energy Co., Ltd. (China)	152,000	131,364
NLC India, Ltd. (India)	37,876	30,936
NTPC, Ltd. (India)	109,398	193,587
OGK-2 PJSC (Russia) (c)	5,740,000	275
Power Grid Corp. of India, Ltd. (India)	61,742	175,633
Saudi Electricity Co. (Saudi Arabia)	12,340	86,724
SJVN, Ltd. (India)	77,130	27,674

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Utilities - 2.5% (Continued)
Utilities - 2.5% (Continued)
Tenaga Nasional Berhad (Malaysia)	32,900	$70,420
Yunnan Water Investment Co., Ltd. - H Shares (China)	184,877	16,690
		1,367,932

Total Common Stocks (Cost $50,185,226)		$53,878,326

PREFERRED STOCKS - 1.5%	Shares	Value
Energy - 0.7%
Energy - 0.7%
Petroleo Brasileiro S.A. ADR (Brazil)	27,000	$377,460
(ctneftegas PJSC (Russia) (c)	541,500	2,110
		379,570
Information Technology - 0.3%
Technology Hardware & Equipment - 0.3%
Samsung Electronics Co., Ltd. (South Korea)	3,898	201,511

Materials - 0.4%
Materials - 0.4%
Gerdau S.A. (Brazil)	27,100	174,846
Usinas Siderurgicas de Minas Gerais S.A. Usiminas (Brazil)	9,600	28,166
		203,012
Utilities - 0.1%
Utilities - 0.1%
Cia de Saneamento do Parana (Brazil)	60,000	51,666
Cia Energetica do Ceara (Brazil)	1,534	17,307
		68,973

Total Preferred Stocks (Cost $844,121)		$853,066

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

WARRANTS - 0.0% (e)	Shares	Value
Real Estate - 0.0% (e)
Real Estate - 0.0% (e)
Noble Development PCL (Thailand) (a) (Cost $0)	14,775	$311

Investments at Value - 99.7% (Cost $51,029,347)		$54,731,703

Other Assets in Excess of Liabilities - 0.3%		143,068

Net Assets - 100.0%		$54,874,771

(a)	Non-income producing security.

(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $924,043, which represents 1.7% of net assets as of March 31, 2022.

(c)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.7% of net assets. The total value of these securities is $385,376.

(d)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $179,417, which represents 0.3% of net assets as of March 31, 2022.

(e)	Percentage rounds to less than 0.1%.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
Country Breakdown
March 31, 2022 (Unaudited)

Country	Value	% of Net Assets
China	$16,051,080	29.3%
Taiwan	8,627,211	15.7%
South Korea	6,933,106	12.6%
India	6,883,215	12.5%
Brazil	3,031,719	5.5%
Saudi Arabia	2,173,936	4.0%
South Africa	2,069,567	3.8%
Hong Kong	1,321,347	2.4%
Indonesia	1,195,673	2.2%
Mexico	1,189,433	2.2%
Malaysia	895,624	1.6%
Thailand	881,709	1.6%
United Arab Emirates	635,666	1.2%
Qatar	532,688	1.0%
Philippines	501,435	0.9%
Poland	356,548	0.6%
Chile	347,800	0.6%
Kuwait	278,789	0.5%
Turkey	260,835	0.5%
Greece	160,580	0.3%
Colombia	157,401	0.3%
Egypt	126,751	0.2%
Peru	108,232	0.2%
Russia	11,358	0.0%
Total Investments	$54,731,703	99.7%
Other Assets in Excess of Liabilities	143,068	0.3%
Net Assets	$54,874,771	100.0%

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Communication Services - 4.4%
Media & Entertainment - 2.6%
GungHo Online Entertainment, Inc. (Japan)	14,900	$316,409
ITV PLC (United Kingdom) (a)	807,549	864,234
Mediaset Espana Comunicacion S.A. (Spain) (a)	108,427	548,433
Nine Entertainment Co. Holdings, Ltd. (Australia)	92,093	203,608
Nippon Television Holdings, Inc. (Japan)	11,500	119,582
ProSiebenSat.1 Media S.E. (Germany)	4,975	63,374
SKY Perfect JSAT Holdings, Inc. (Japan)	53,700	181,860
Television Francaise 1 (France)	139,215	1,350,098
		3,647,598
Telecommunication Services - 1.8%
Airtel Africa PLC (United Kingdom)	403,957	737,435
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel) (a)	392,664	672,836
Millicom International Cellular S.A. (Sweden) (a)	30,611	776,940
SpeedCast International, Ltd. (Australia) (a)(b)	55,059	0
Telekom Austria A.G. (Austria) (a)	43,321	334,904
		2,522,115
Consumer Discretionary - 11.2%
Automobiles & Components - 3.2%
CIE Automotive S.A. (Spain)	7,750	176,616
Exedy Corp. (Japan)	20,700	265,966
Gestamp Automocion S.A. (Spain)	89,814	313,478
G-Tekt Corp. (Japan)	16,300	169,790
KYB Corp. (Japan)	9,000	217,967
NGK Spark Plug Co., Ltd. (Japan)	23,900	384,859
Pirelli & C S.p.A. (Italy) (a)(c)	76,640	415,874
SAF-Holland S.E. (Germany) (a)	76,676	645,154
Schaeffler A.G. (Germany)	58,213	359,198
Toyo Tire Corp. (Japan)	10,000	127,167
Toyota Boshoku Corp. (Japan)	45,400	738,331
TPR Co., Ltd. (Japan)	16,700	177,125
Yokohama Rubber Co., Ltd. (Japan)	30,100	414,229
		4,405,754
Consumer Durables & Apparel - 4.1%
Bellway PLC (United Kingdom)	26,498	842,300

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Consumer Discretionary - 11.2% (Continued)
Consumer Durables & Apparel - 4.1% (Continued)
Cairn Homes PLC (Ireland) (a)	52,292	$71,852
Cleanup Corp. (Japan)	15,900	68,881
New Wave Group AB - B (Sweden) (a)	16,177	262,335
Nexity S.A. (France)	21,484	756,395
Nikon Corp. (Japan)	35,300	376,981
SANKYO Co., Ltd. (Japan)	21,000	582,447
Sumitomo Forestry Co., Ltd. (Japan)	38,100	671,420
Texhong Textile Group, Ltd. (Hong Kong)	638,000	787,468
Vistry Group PLC (United Kingdom)	101,471	1,248,483
		5,668,562
Consumer Services - 0.8%
AcadeMedia A.B. (Sweden) (c)	130,218	718,345
Kindred Group PLC (Sweden)	38,766	422,862
		1,141,207
Retailing - 3.1%
Bilia A.B. - Class A (Sweden)	9,999	142,286
Delek Automotive Systems, Ltd. (Israel)	42,912	660,524
FNAC Darty S.A. (France)	7,389	378,833
Harvey Norman Holdings, Ltd. (Australia)	76,128	303,386
IDOM, Inc. (Japan)	106,500	633,397
Marks & Spencer Group PLC (United Kingdom) (a)	405,341	818,100
Nick Scali, Ltd. (Australia)	7,888	66,568
Super Retail Group, Ltd. (Australia)	113,089	868,771
VT Holdings Co., Ltd. (Japan)	37,494	136,480
XEBIO Holdings Co., Ltd. (Japan)	41,800	323,111
		4,331,456
Consumer Staples - 4.9%
Food & Staples Retailing - 1.7%
GrainCorp, Ltd. (Australia)	191,064	1,209,202
Life Corp. (Japan)	15,000	386,106
Mitsubishi Shokuhin Co., Ltd. (Japan)	6,819	167,964
Qol Holdings Co., Ltd. (Japan)	33,847	321,807
Sonae SGPS S.A. (Portugal)	272,634	312,948
		2,398,027

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Consumer Staples - 4.9% (Continued)
Food, Beverage & Tobacco - 3.2%
Austevoll Seafood A.S.A. (Norway)	6,775	$104,791
Bakkavor Group PLC (United Kingdom) (c)	84,642	124,974
Bell Food Group A.G. (Switzerland)	465	136,533
First Pacific Co. (Hong Kong)	736,000	297,372
Golden Agri-Resources, Ltd. (Singapore)	2,175,700	487,865
Itoham Yonekyu Holdings, Inc. (Japan)	118,600	629,925
Mitsui DM Sugar Holdings Co., Ltd. (Japan)	21,518	338,969
S Foods, Inc. (Japan)	26,500	711,119
Scandinavian Tobacco Group A/S (Denmark) (c)	64,090	1,366,863
Starzen Co., Ltd. (Japan)	11,605	189,877
Vilmorin & Cie S.A. (France)	1,850	90,464
		4,478,752
Household & Personal Products - 0.0%
Best World International, Ltd. (Singapore) (a)(b)	88,900	0

Energy - 3.2%
Energy - 3.2%
Cosmo Energy Holdings Co., Ltd. (Japan)	39,200	839,809
CropEnergies A.G. (Germany)	30,343	399,588
Delek Group, Ltd. (Israel) (a)	2,928	423,885
DNO A.S.A. (Norway)	65,356	95,365
New Hope Corp., Ltd. (Australia)	490,113	1,246,163
Serica Energy PLC (United Kingdom)	157,680	820,458
Sulzer A.G. (Switzerland)	2,398	199,192
Whitehaven Coal, Ltd. (Australia)	130,109	404,045
		4,428,505
Financials - 10.7%
Banks - 5.9%
Banco BPM S.p.A. (Italy)	28,462	83,844
Banco de Sbadell SA (Spain)	121,485	99,278
Bank of Georgia Group PLC (United Kingdom)	45,369	708,015
Bank of Ireland Group PLC (Ireland) (a)	66,198	420,986
Bank of Saga, Ltd. (The) (Japan)	12,100	144,040
Deutsche Pfandbriefbank A.G. (Germany) (c)	11,847	143,856
Genworth Mortgage Insurance Australia, Ltd. (Australia)	666,170	1,430,891

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Financials - 10.7% (Continued)
Banks - 5.9% (Continued)
Gunma Bank, Ltd. (The) (Japan)	100,200	$288,839
Keiyo Bank, Ltd. (The) (Japan)	44,200	177,592
Mebuki Financial Group, Inc. (Japan)	262,400	546,487
Musashino Bank, Ltd. (The) (Japan)	27,061	386,980
Nishi-Nippon Financial Holdings, Inc. (Japan)	81,300	500,271
OSB Group PLC (United Kingdom)	123,383	913,851
Spar Nord Bank A/S (Denmark)	52,037	685,443
Sydbank A/S (Denmark)	8,816	301,009
TBC Bank Group PLC (United Kingdom)	32,713	472,694
Virgin Money UK PLC (United Kingdom)	421,286	937,242
		8,241,318
Diversified Financials - 3.2%
Banca Farmafactoring S.p.A. (Italy) (c)	103,779	770,405
Banca IFIS S.p.A. (Italy)	23,745	490,452
BOCOM International Holdings Co., Ltd. (Hong Kong) (c)	484,000	70,271
EFG International A.G. (Switzerland) (a)	31,280	243,727
Insignia Financial Ltd. (Australia)	99,565	273,603
Investec PLC (United Kingdom)	40,740	269,509
Jaccs Co., Ltd. (Japan)	7,300	183,167
Leonteq A.G. (Switzerland) (a)	8,085	647,327
Resurs Holding A.B. (Sweden) (c)	216,225	633,792
Sun Hung Kai & Co., Ltd. (Hong Kong)	751,424	381,615
Tokai Tokyo Financial Holdings, Inc. (Japan)	145,900	478,963
		4,442,831
Insurance - 1.6%
ASR Nederland N.V. (Netherlands)	32,818	1,532,232
Coface S.A. (France)	10,524	126,741
Mapfre S.A. (Spain)	204,132	426,990
Phoenix Holdings, Ltd. (The) (Israel)	14,503	190,381
		2,276,344
Health Care - 6.9%
Health Care Equipment & Services - 5.7%
BML, Inc. (Japan)	23,500	592,915
Coltene Holding A.G. (Switzerland) (a)	2,213	249,069
Galenica A.G. (Switzerland) (c)	13,616	1,048,245

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Health Care - 6.9% (Continued)
Health Care Equipment & Services - 5.7% (Continued)
Getinge A.B. - B Shares (Sweden)	37,009	$1,474,059
Guerbet (France)	4,052	118,570
H.U. Group Holdings, Inc. (Japan)	16,600	394,295
Healius, Ltd. (Australia)	372,735	1,215,589
Humana A.B. (Sweden) (a)	40,627	260,491
Mediclinic International PLC (United Kingdom) (a)	165,898	771,907
Metall Zug A.G. (Switzerland) (a)	76	174,363
MIRAI Corp. (Japan)	3,028	1,311,620
Oriola OYJ (Finland)	64,594	134,633
Spire Healthcare Group PLC (United Kingdom) (a)	47,972	153,096
		7,898,852
Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
Alliance Pharma PLC (United Kingdom)	106,674	161,148
Boiron SA (France)	1,544	66,020
Dermapharm Holding S.E. (Germany)	10,308	655,451
Towa Pharmaceutical Co., Ltd. (Japan)	33,973	763,321
		1,645,940
Industrials - 24.5%
Capital Goods - 15.7%
Andritz A.G. (Austria) (a)	8,032	370,971
Bobst Group S.A. (Switzerland) (a)	681	67,098
Danieli & C. Officine Meccaniche S.p.A. (Italy)	63,071	1,006,177
Emeco Holdings, Ltd. (Australia)	261,942	170,051
Fletcher Building, Ltd. (New Zealand)	218,817	964,920
Hanwa Co., Ltd. (Japan)	18,100	477,297
Hazama Ando Corp. (Japan)	8,000	59,130
Inwido A.B. (Sweden)	68,418	1,081,606
Keller Group PLC (United Kingdom)	54,533	595,330
Kloeckner & Co. S.E. (Germany) (a)	84,008	1,130,664
Koninklijke BAM Groep N.V. (Netherlands) (a)	240,985	727,094
Manitou BF S.A. (France)	2,394	66,846
Morgan Sindall Group PLC (United Kingdom)	37,001	1,164,997
NCC A.B. (Sweden) (a)	50,362	715,337
Nichias Corp. (Japan)	35,500	731,009
Nippon Steel Trading Corp. (Japan)	13,200	571,453

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Industrials - 24.5% (Continued)
Capital Goods - 15.7% (Continued)
Nishio Rent All Co., Ltd. (Japan)	22,971	$524,464
Noritake Co., Ltd./Nagoya Japan (Japan)	18,900	687,069
NRW Holdings, Ltd. (Australia)	746,195	1,195,526
OC Oerlikon Corp. A.G. (Switzerland)	64,694	515,543
Redrow PLC (United Kingdom)	189,603	1,297,031
Rexel S.A. (France)	21,150	451,534
Rheinmetall A.G. (Germany)	2,080	439,673
Rieter Holding, Ltd. (Switzerland) (a)	4,113	665,604
Sodick Co., Ltd. (Japan)	109,000	695,936
Sojitz Corp. (Japan)	50,800	835,573
STAR MICRONICS Co., Ltd. (Japan) (a)	39,700	498,114
Sumitomo Heavy Industries, Ltd. (Japan)	33,900	776,945
TOA Corp. (Japan)	25,080	511,223
Tsubakimoto Chain Co. (Japan)	26,987	671,687
Tsugami Corp. (Japan)	13,000	139,946
Wacker Neuson S.E. (Germany) (a)	31,344	698,847
Yangzijiang Shipbuildings Holdings, Ltd. (Singapore)	1,117,200	1,254,681
		21,759,376
Commercial & Professional Services - 3.1%
Bilfinger S.E. (Germany)	9,736	369,757
Coronado Global Resources, Inc. (Australia) (c)	750,975	1,124,032
Derichebourg S.A. (France)	85,140	887,309
Mitie Group PLC (United Kingdom)	626,372	449,424
Okamura Corp. (Japan)	55,200	545,114
PageGroup PLC (United Kingdom) (a)	118,950	766,304
Societe BIC S.A. (France) (a)	4,403	222,467
		4,364,407
Transportation - 5.7%
bpost S.A. (Belgium) (a)	23,851	157,690
D/S Norden A/S (Denmark)	18,637	650,417
Golden Ocean Group, Ltd. (Norway)	72,386	889,970
Kawasaki Kisen Kaisha, Ltd. (Japan)	6,100	397,101
Kintetsu World Express, Inc. (Japan)	14,800	378,733
Mitsui OSK Lines, Ltd. (Japan)	18,900	525,084
Mitsui-Soko Holdings Co., Ltd. (Japan)	4,400	90,006

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Industrials - 24.5% (Continued)
Transportation - 5.7% (Continued)
MPC Container Ships A/S (Norway) (a)	142,867	$477,516
Pacific Basin Shipping, Ltd. (Hong Kong)	1,447,000	774,764
Redde Northgate PLC (United Kingdom)	220,559	1,251,629
Royal Mail PLC (United Kingdom)	241,531	1,037,744
Stolt-Nielsen, Ltd. (Norway) (a)	7,583	143,011
Wallenius Wilhelmsen A.S.A. (Norway) (a)	85,157	624,915
ZIM Integrated Shipping Services, Ltd. (Israel)	6,900	501,699
		7,900,279
Information Technology - 10.0%
Semiconductors & Semiconductor Equipment - 2.8%
Elmos Semiconductor A.G. (Germany)	7,939	458,742
Ferrotec Holdings Corp. (Japan)	20,500	455,955
Micronics Japan Co., Ltd. (Japan)	61,100	826,925
Tokyo Seimitsu Co., Ltd. (Japan)	18,100	715,430
Tower Semiconductor, Ltd. (Israel) (a)	4,070	195,738
u-blox Holding A.G. (Switzerland) (a)	11,198	1,087,859
X-Fab Silicon Foundries S.E. (France) (a)(c)	23,934	183,853
		3,924,502
Software & Services - 4.5%
ATEA A.S.A. (Norway) (a)	39,074	583,982
Bravura Solutions, Ltd. (Australia)	129,817	172,010
Computacenter PLC (United Kingdom)	39,521	1,519,399
Econocom Group S.A./N.V. (Belgium)	167,699	742,952
Formula Systems (1985), Ltd. (Israel)	644	64,485
Hansen Technologies, Ltd. (Australia)	132,245	568,051
Indra Sistemas S.A. (Spain) (a)	42,549	471,472
Know IT A.B. (Sweden)	8,129	269,409
Malam - Team, Ltd. (Israel)	3,888	115,134
Micro Focus International PLC (United Kingdom)	131,164	692,996
TietoEVRY OYJ (Finland)	31,890	848,839
transcosmos, inc. (Japan)	6,000	155,835
		6,204,564
Technology Hardware & Equipment - 2.7%
AT&S Austria Technologie & Systemtechnik A.G. (Austria)	3,668	203,565
Citizen Watch Co., Ltd. (Japan)	45,700	193,667

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Information Technology - 10.0% (Continued)
Technology Hardware & Equipment - 2.7% (Continued)
Comet Holdings A.G. (Switzerland)	2,110	$609,331
Hakuto Co., Ltd. (Japan)	12,700	252,508
Hosiden Corp. (Japan)	19,400	183,087
Ituran Location and Control, Ltd. (Israel)	25,623	589,841
Kaga Electronics Co., Ltd. (Japan)	9,100	240,562
Macnica Fuji Electronics Holdings, Inc. (Japan)	9,600	205,340
Nippon Electric Glass Co., Ltd. (Japan)	42,500	940,178
Nissha Co., Ltd. (Japan)	21,200	249,856
VTech Holdings, Ltd. (Hong Kong)	9,700	70,413
		3,738,348
Materials - 8.6%
Materials - 8.6%
Acerinox S.A. (Spain)	28,683	314,192
Atalaya Mining PLC (United Kingdom)	46,315	246,402
Bekaert S.A. (Belgium)	13,111	513,041
Daido Steel Co., Ltd. (Japan)	9,300	279,544
Daiken Corp. (Japan)	38,800	687,795
DS Smith PLC (United Kingdom)	16,653	70,036
Elkem A.S.A. (Norway) (c)	166,500	710,631
Ferrexpo PLC (United Kingdom)	261,110	633,940
Hokuetsu Corp. (Japan)	88,118	500,042
Incitec Pivot, Ltd. (Australia)	444,687	1,258,843
KANTO DENKA KOGYO Co., Ltd. (Japan)	7,600	66,713
KH Neochem Co., Ltd. (Japan) (a)	30,342	680,807
OCI N.V. (Netherlands) (a)	18,510	653,526
Osaka Soda Co., Ltd. (Japan)	2,700	68,823
Outokumpu OYJ (Finland) (a)	137,121	730,066
Salzgitter A.G. (Germany) (a)	18,880	874,902
Sandfire Resources, Ltd. (Australia)	276,745	1,174,889
Sanyo Special Steel Co., Ltd. (Japan)	15,509	267,942
Semapa-Sociedade de Investimento e Gestao (Portugal)	6,031	80,467
Sims, Ltd. (Australia)	29,957	482,886
SSAB A.B. - B Shares (Sweden) (a)	120,919	804,960
Tokuyama Corp. (Japan)	4,800	67,171
Tokyo Steel Manufacturing Co., Ltd. (Japan)	34,500	326,414

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Materials - 8.6% (Continued)
Materials - 8.6% (Continued)
Toyo Seikan Group Holdings, Ltd. (Japan)	14,100	$161,319
UACJ Corp. (Japan)	9,700	184,544
Westgold Resources, Ltd. (Australia)	65,527	94,948
		11,934,843
Real Estate - 10.3%
Real Estate - 10.3%
Aedas Homes S.A. (Spain) (c)	2,881	73,308
Blue Square Real Estate, Ltd. (Israel)	876	74,888
Castellum A.B. (Sweden) (a)	12,651	312,278
Centuria Office REIT (Australia)	518,058	849,645
Custodian REIT PLC (United Kingdom)	64,684	86,499
Eagle Hospitality Trust (Singapore) (a)(b)	1,204,600	0
Eurocommercial Properties N.V. (Netherlands)	30,746	842,944
Goldcrest Co., Ltd. (Japan)	42,430	585,196
Hammerson PLC (United Kingdom)	1,633,809	708,672
HomeCo Daily Needs REIT (Australia)	263,077	282,508
Immobel S.A. (Belgium) (a)	2,285	183,244
Immobiliare Grande Distribuzione Societa’ (Italy) (a)	38,073	182,964
Intershop Holding A.G. (Switzerland)	336	232,351
Isras Investment Co., Ltd. (Israel)	2,799	698,296
Japan Excellent, Inc. (Japan) (a)	82	90,791
Kenedix Retail REIT Corp. (Japan)	438	1,004,691
Keppel Pacific Oak US REIT (Singapore) (a)	756,900	555,619
Kerry Properties, Ltd. (Hong Kong)	134,000	377,491
Kiwi Property Group, Ltd. (New Zealand)	162,620	123,711
LXI REIT PLC (United Kingdom)	79,195	153,806
Mercialys S.A. (France)	70,140	695,137
NewRiver REIT PLC (United Kingdom) (c)	211,652	237,992
Norstar Holdings, Inc. (Israel)	7,328	110,199
Nyfosa A.B. (Sweden)	27,163	388,258
Peach Property Group A.G. (Switzerland)	9,162	564,551
Prime US REIT (Singapore)	788,100	593,896
Regional REIT, Ltd. (United Kingdom)	562,021	645,993
Retail Estates N.V. (Belgium)	4,080	332,708
Sagax A.B. (Sweden)	190,075	652,812

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Real Estate - 10.3% (Continued)
Real Estate - 10.3% (Continued)
Sasseur Real Estate Investment Trust (Singapore)	454,900	$283,618
Savills PLC (United Kingdom)	16,647	242,063
Star Asia Investment Corp. (Japan)	1,956	997,885
Starhill Global REIT (Singapore)	363,100	163,025
Takara Leben Real Estate Investment Trust Corp. (Japan)	404	408,295
Tosei Corp. (Japan)	43,125	411,208
Urban Logistics REIT plc (United Kingdom)	94,725	237,043
		14,383,585

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Utilities - 2.9%
Utilities - 2.9%
A2A S.p.A. (Italy)	410,175	$702,579
Contact Energy, Ltd. (New Zealand)	14,342	80,718
Drax Group PLC (United Kingdom)	114,443	1,176,857
Electric Power Development Co., Ltd. (Japan)	47,400	677,053
eREX Co., Ltd. (Japan)	18,800	265,456
EVN A.G. (Austria)	18,878	486,688
Iren S.p.A. (Italy)	230,617	610,974
		4,000,325

Investments at Value - 97.6% (Cost $128,294,344)		$135,737,490

Other Assets in Excess of Liabilities - 2.4%		3,307,726

Net Assets - 100.0%		$139,045,216

(a)	Non-income producing security.

(b)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $7,622,441, which represents 5.5% of net assets as of March 31, 2022.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
Country Breakdown
March 31, 2022 (Unaudited)

Country	Value	% of Net Assets
Japan	$36,526,984	26.3%
United Kingdom	23,057,603	16.6%
Australia	14,595,215	10.5%
Sweden	8,915,770	6.4%
Switzerland	6,440,793	4.6%
Germany	6,239,206	4.5%
France	5,394,267	3.9%
Israel	4,297,906	3.1%
Italy	4,263,269	3.1%
Netherlands	3,755,796	2.7%
Norway	3,630,181	2.6%
Singapore	3,338,704	2.4%
Denmark	3,003,732	2.2%
Hong Kong	2,759,394	2.0%
Spain	2,423,767	1.7%
Belgium	1,929,635	1.4%
Finland	1,713,538	1.2%
Austria	1,396,128	1.0%
New Zealand	1,169,349	0.8%
Ireland	492,838	0.3%
Portugal	393,415	0.3%
Total Investments	$135,737,490	97.6%
Other Assets in Excess of Liabilities	3,307,726	2.4%
Net Assets	$139,045,216	100.0%

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Communication Services - 1.1%
Telecommunication Services - 1.1%
KINX, Inc. (South Korea)	20,285	$912,788

Consumer Discretionary - 29.6%
Consumer Durables & Apparel - 16.4%
Hunter Douglas N.V. (Netherlands) (a)	40,550	7,743,036
Leatt Corp. (South Africa) (a)	74,067	2,051,656
Victoria PLC (United Kingdom) (a)	310,193	3,691,706
		13,486,398
Consumer Services - 11.0%
Evolution Gaming Group A.B. (Sweden) (b)	24,550	2,496,999
Fu Shou Yuan International Group, Ltd. (China) (b)	1,065,247	782,352
NEOGAMES S.A. (Israel) (a)	123,695	1,908,614
Pollard Banknote, Ltd. (Canada)	113,570	2,446,341
Webjet, Ltd. (Australia) (a)	342,442	1,421,566
		9,055,872
Retailing - 2.2%
China Meidong Auto Holdings, Ltd. (China)	489,500	1,860,342

Consumer Staples - 1.9%
Food & Staples Retailing - 1.9%
Yifeng Pharmacy Chain Co., Ltd. - Class A (China)	250,469	1,574,232

Financials - 7.5%
Banks - 0.9%
Mortgage Advice Bureau Holdings, Ltd. (United Kingdom)	49,449	740,507

Diversified Financials - 6.6%
Azimut Holdings S.p.A. (Italy)	104,677	2,426,935
Strike Co., Ltd. (Japan)	78,240	2,991,635
		5,418,570
Health Care - 1.7%
Pharmaceuticals, Biotechnology & Life Sciences - 1.7%
SwedenCare A.B. (Sweden) (a)	108,150	1,372,520

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Industrials - 30.1%
Capital Goods - 13.6%
AutoStore Holdings, Ltd. (Norway) (a)(b)	456,100	$1,652,887
Brodrene A. & O. Johansen A/S (Denmark)	281,000	4,555,927
Diploma PLC (United Kingdom)	34,480	1,183,691
IMCD N.V. (Netherlands)	9,300	1,586,606
Instalco A.B. (Sweden)	294,848	2,205,624
		11,184,735
Commercial & Professional Services - 13.5%
BayCurrent Consulting, Inc. (Japan)	5,800	2,099,733
Boyd Group Services, Inc. (Canada)	6,415	849,563
Clipper Logistics PLC (United Kingdom)	266,998	3,093,453
GFL Environmental, Inc. (Canada)	84,668	2,753,618
Mo-BRUK S.A. (Poland)	17,340	1,672,845
Nihon M&A Center, Inc. (Japan)	48,560	679,339
		11,148,551
Machinery - 2.1%
Fluidra S.A. (Spain) (a)	60,100	1,739,068

Transportation - 0.9%
InPost S.A. (Poland) (a)	122,000	774,117

Information Technology - 27.3%
IT Services - 8.1%
CANCOM S.E. (Germany)	14,530	905,450
Constellation Software, Inc. (Canada)	2,411	4,121,153
Keywords Studios PLC (Ireland)	47,079	1,620,301
		6,646,904
Software - 12.2%
Epsilon Net S.A. (Greece)	431,000	3,061,201
GB Group PLC (United Kingdom)	162,866	1,172,602
LiveChat Software S.A. (Poland)	31,985	776,529
Mercell Holding A.S.A. (Norway) (a)(b)	1,575,600	525,639
Sinch A.B. (Sweden) (a)(b)	191,750	1,300,236
Topicus.com, Inc. (Netherlands) (a)	43,385	3,235,977
		10,072,184

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Information Technology - 27.3% (Continued)
Technology Hardware & Equipment - 7.0%
Cherry A.G. (Germany) (a)(b)	103,601	$1,772,902
Endor A.G. (Germany)	36,000	726,850
PAX Global Technology, Ltd. (Hong Kong)	2,311,200	1,888,836
Razer, Inc. (Singapore) (a)(b)	4,163,000	1,349,688
		5,738,276

Investments at Value - 99.2% (Cost $76,402,320)		$81,725,064

Other Assets in Excess of Liabilities - 0.8%		682,317

Net Assets - 100.0%		$82,407,381

(a)	Non-income producing security.

(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $9,880,703, which represents 12.0% of net assets as of March 31, 2022.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
Country Breakdown
March 31, 2022 (Unaudited)

Country	Value	% of Net Assets
Netherlands	$12,565,619	15.2%
Canada	10,170,675	12.4%
United Kingdom	9,881,959	12.0%
Sweden	7,375,379	8.9%
Japan	5,770,707	7.0%
Denmark	4,555,927	5.5%
China	4,216,926	5.1%
Germany	3,405,202	4.1%
Poland	3,223,491	3.9%
Greece	3,061,201	3.7%
Italy	2,426,935	3.0%
Norway	2,178,526	2.7%
South Africa	2,051,656	2.5%
Israel	1,908,614	2.3%
Hong Kong	1,888,836	2.3%
Spain	1,739,068	2.1%
Ireland	1,620,301	2.0%
Australia	1,421,566	1.7%
Singapore	1,349,688	1.7%
South Korea	912,788	1.1%
Total Investments	$81,725,064	99.2%
Other Assets in Excess of Liabilities	682,317	0.8%
Net Assets	$82,407,381	100.0%

SBH FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
March 31, 2022 (Unaudited)

						Asset Derivatives	Liability Derivatives
	Settlement	Fund	U.S. $ Value at	Fund	U.S. $ Value at	Unrealized	Unrealized
Counterparty	Date	Receiving	March 31, 2022	Delivering	March 31, 2022	Appreciation	Depreciation
BNY Mellon	6/30/2022	AED	159,060	USD	159,053	$7	$—
BNY Mellon	6/30/2022	AUD	3,834,512	USD	3,750,545	83,967	—
BNY Mellon	6/30/2022	BRL	1,282,603	USD	1,193,066	89,537	—
BNY Mellon	6/30/2022	CHF	2,599,462	USD	2,594,893	4,569	—
BNY Mellon	6/30/2022	CLP	125,403	USD	120,884	4,519	—
BNY Mellon	6/30/2022	COP	43,293	USD	42,566	727	—
BNY Mellon	6/30/2022	CZK	6,593	USD	6,119	474	—
BNY Mellon	6/30/2022	HUF	12,459	USD	11,400	1,059	—
BNY Mellon	6/30/2022	IDR	378,884	USD	374,911	3,973	—
BNY Mellon	6/30/2022	ILS	1,558,560	USD	1,513,799	44,761	—
BNY Mellon	6/30/2022	INR	3,977,185	USD	3,900,552	76,633	—
BNY Mellon	6/30/2022	JPY	8,784,596	USD	9,268,806	—	(484,210)
BNY Mellon	6/30/2022	KRW	1,998,120	USD	1,970,157	27,963	—
BNY Mellon	6/30/2022	KWD	206,958	USD	206,763	195	—
BNY Mellon	6/30/2022	MXP	372,174	USD	347,091	25,083	—
BNY Mellon	6/30/2022	NZD	539,315	USD	531,035	8,280	—
BNY Mellon	6/30/2022	PHP	192,427	USD	189,163	3,264	—
BNY Mellon	6/30/2022	QAR	185,918	USD	184,656	1,262	—
BNY Mellon	6/30/2022	SAR	494,696	USD	494,945	—	(249)
BNY Mellon	6/30/2022	SGD	987,013	USD	982,512	4,501	—
BNY Mellon	6/30/2022	THB	735,653	USD	741,940	—	(6,287)
BNY Mellon	6/30/2022	TRY	200,796	USD	207,642	—	(6,846)
BNY Mellon	6/30/2022	TWD	4,291,356	USD	4,346,650	—	(55,294)
BNY Mellon	6/30/2022	USD	3,457,100	HKD	3,452,942	4,158	—
BNY Mellon	6/30/2022	USD	6,780,585	CAD	6,933,739	—	(153,154)
BNY Mellon	6/30/2022	USD	1,904,155	CNY	1,900,803	3,352	—
BNY Mellon	6/30/2022	USD	3,465,389	DKK	3,523,560	—	(58,171)
BNY Mellon	6/30/2022	USD	6,041,075	EUR	6,141,477	—	(100,402)
BNY Mellon	6/30/2022	USD	2,120,336	GBP	2,126,085	—	(5,749)
BNY Mellon	6/30/2022	USD	676,022	NOK	695,329	—	(19,307)
BNY Mellon	6/30/2022	USD	1,456,840	PLN	1,589,586	—	(132,746)
BNY Mellon	6/30/2022	USD	4,802,679	SEK	5,107,139	—	(304,460)
BNY Mellon	6/30/2022	ZAR	789,405	USD	748,546	40,859	—
Total						$429,143	$(1,326,875)

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Value
Communication Services - 3.5%
Media & Entertainment - 3.5%
Alphabet, Inc. - Class C (a)	403	$1,125,575

Consumer Discretionary - 13.3%
Consumer Durables & Apparel - 2.8%
Capri Holdings, Ltd. (a)	6,209	319,081
LVMH Moet Hennessy Louis Vuitton S.E. (France)	825	588,920
		908,001
Consumer Services - 3.2%
Compass Group PLC (United Kingdom)	29,465	634,071
Darden Restaurants, Inc.	2,919	388,081
		1,022,152
Retailing - 7.3%
Amazon.com, Inc. (a)	260	847,587
Dollarama, Inc. (Canada)	9,736	552,133
Home Depot, Inc. (The)	1,576	471,744
O’Reilly Automotive, Inc. (a)	686	469,883
		2,341,347
Consumer Staples - 6.9%
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	988	568,940

Food, Beverage & Tobacco - 5.1%
Diageo PLC (United Kingdom)	15,456	783,976
Hain Celestial Group, Inc. (The) (a)	12,935	444,964
Mondelēz International, Inc. - Class A	6,716	421,630
		1,650,570
Energy - 4.3%
Energy - 4.3%
Chevron Corp.	2,801	456,087
ConocoPhillips	4,456	445,600
Suncor Energy, Inc. (Canada)	15,299	498,594
		1,400,281

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Financials - 13.5%
Banks - 3.6%
JPMorgan Chase & Co.	5,346	$728,767
Western Alliance Bancorp	5,195	430,250
		1,159,017
Diversified Financials - 4.2%
IntegraFin Holdings PLC (United Kingdom) (b)	72,625	401,638
Partners Group Holding A.G. (Switzerland)	392	485,375
S&P Global, Inc.	1,142	468,426
		1,355,439
Insurance - 5.7%
Aon PLC - Class A (Ireland)	2,284	743,739
Globe Life, Inc.	6,635	667,481
Reinsurance Group of America, Inc.	3,795	415,401
		1,826,621
Health Care - 15.9%
Health Care Equipment & Services - 7.5%
Alcon, Inc. (Switzerland)	5,906	468,523
McKesson Corp.	1,804	552,259
STERIS plc (Ireland)	2,290	553,653
UnitedHealth Group, Inc.	1,619	825,641
		2,400,076
Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
Bio-Techne Corp.	1,461	632,671
Charles River Laboratories International, Inc. (a)	1,684	478,206
Eurofins Scientific, Inc. (Luxembourg) (a)	3,834	379,293
Lonza Group A.G. (Switzerland)	947	686,200
Zoetis, Inc.	2,863	539,933
		2,716,303
Industrials - 9.7%
Capital Goods - 9.7%
AZEK Co., Inc. (The) - Class A (a)	9,689	240,675
Parker-Hannifin Corp.	1,623	460,542
Quanta Services, Inc.	6,739	886,920
Raytheon Technologies Corp.	5,955	589,962
Sandvik A.B. (Sweden)	20,029	425,374

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Industrials - 9.7% (Continued)
Capital Goods - 9.7% (Continued)
Schneider Electric S.E. (France)	3,017	$506,556
		3,110,029
Information Technology - 24.9%
Semiconductors & Semiconductor Equipment - 9.6%
ASML Holding N.V. (Netherlands)	842	562,677
Marvell Technology, Inc. (Bermuda)	13,637	977,909
Monolithic Power Systems, Inc.	1,560	757,661
NXP Semiconductors N.V. (Netherlands)	4,236	783,999
		3,082,246
Software & Services - 13.6%
Adobe, Inc. (a)	908	413,703
Capgemini S.E. (France)	3,036	673,739
Dassault Systemes S.A. (France)	9,891	485,961
Microsoft Corp.	4,904	1,511,952
ServiceNow, Inc. (a)	849	472,799
Visa, Inc. - Class A	3,648	809,017
		4,367,171
Technology Hardware & Equipment - 1.7%
Keysight Technologies, Inc. (a)	3,541	559,372

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Materials - 4.2%
Materials - 4.2%
Franco-Nevada Corp. (Canada)	3,232	$515,568
Linde PLC (United Kingdom)	2,576	822,852
		1,338,420

Investments at Value - 96.2% (Cost $24,366,157)		$30,931,560

Other Assets in Excess of Liabilities - 3.8%		1,210,259

Net Assets - 100.0%		$32,141,819

(a)	Non-income producing security.

(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $401,638, which represents 1.2% of net assets as of March 31, 2022.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
Country Breakdown
March 31, 2022 (Unaudited)

Country	Value	% of Net Assets
United States	$18,400,810	57.3%
United Kingdom	2,642,537	8.2%
France	2,255,176	7.0%
Switzerland	1,640,098	5.1%
Canada	1,566,295	4.9%
Netherlands	1,346,676	4.2%
Ireland	1,297,392	4.0%
Bermuda	977,909	3.0%
Sweden	425,374	1.3%
Luxembourg	379,293	1.2%
Total Investments	$30,931,560	96.2%
Other Assets in Excess of Liabilities	1,210,259	3.8%
Net Assets	$32,141,819	100.0%

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Communication Services - 7.4%
Media & Entertainment - 7.4%
Alphabet, Inc. - Class C (a)	512	$1,430,011
Live Nation Entertainment, Inc. (a)	5,243	616,786
		2,046,797
Consumer Discretionary - 12.6%
Consumer Durables & Apparel - 2.4%
NIKE, Inc. - Class B	2,786	374,884
Tapestry, Inc.	7,300	271,195
		646,079
Consumer Services - 3.7%
Chipotle Mexican Grill, Inc. (a)	217	343,300
Darden Restaurants, Inc.	2,663	354,046
Wendy’s Co. (The)	15,183	333,571
		1,030,917
Retailing - 6.5%
Amazon.com, Inc. (a)	340	1,108,383
Dollar General Corp.	1,843	410,307
eBay, Inc.	4,804	275,077
		1,793,767
Consumer Staples - 3.9%
Food, Beverage & Tobacco - 2.8%
Hain Celestial Group, Inc. (The) (a)	12,296	422,983
Mondelēz International, Inc. - Class A	5,304	332,985
		755,968
Household & Personal Products - 1.1%
Estée Lauder Cos., Inc. (The) - Class A	1,117	304,181

Energy - 4.0%
Energy - 4.0%
Chevron Corp.	3,552	578,372
ConocoPhillips	5,250	525,000
		1,103,372
Financials - 12.0%
Banks - 3.0%
First Republic Bank	1,637	265,357

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Financials - 12.0% (Continued)
Banks - 3.0% (Continued)
JPMorgan Chase & Co.	4,109	$560,139
		825,496
Diversified Financials - 5.9%
Blackstone, Inc.	5,052	641,301
MSCI, Inc.	924	464,661
State Street Corp.	5,790	504,425
		1,610,387
Insurance - 3.1%
Arthur J. Gallagher & Co.	2,359	411,882
Reinsurance Group of America, Inc.	4,079	446,487
		858,369
Health Care - 16.1%
Health Care Equipment & Services - 8.4%
Abbott Laboratories	3,679	435,447
McKesson Corp.	1,837	562,361
Stryker Corp.	2,000	534,700
UnitedHealth Group, Inc.	1,520	775,154
		2,307,662
Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
Bio-Techne Corp.	1,073	464,652
Danaher Corp.	2,424	711,032
Thermo Fisher Scientific, Inc.	823	486,105
Zoetis, Inc.	2,418	456,010
		2,117,799
Industrials - 8.4%
Capital Goods - 5.4%
Carrier Global Corp.	8,821	404,619
Deere & Co.	979	406,736
Raytheon Technologies Corp.	6,845	678,134
		1,489,489

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Industrials - 8.4% (Continued)
Commercial & Professional Services - 3.0%
Jacobs Engineering Group, Inc.	3,667	$505,349
Republic Services, Inc.	2,487	329,528
		834,877
Information Technology - 27.4%
Semiconductors & Semiconductor Equipment - 6.0%
Applied Materials, Inc.	4,206	554,351
Microchip Technology, Inc.	6,067	455,874
NVIDIA Corp.	2,338	637,947
		1,648,172
Software & Services - 17.4%
Adobe, Inc. (a)	1,037	472,478
Intuit, Inc.	974	468,338
Microsoft Corp.	4,794	1,478,038
NCR Corp. (a)	14,375	577,731
ServiceNow, Inc. (a)	1,076	599,214
Visa, Inc. - Class A	3,559	789,279
Workday, Inc. - Class A (a)	1,662	397,983
		4,783,061
Technology Hardware & Equipment - 4.0%
Keysight Technologies, Inc. (a)	3,974	627,773
Zebra Technologies Corp. - Class A (a)	1,151	476,168
		1,103,941
Materials - 2.9%
Materials - 2.9%
Avery Dennison Corp.	2,266	394,216
Eastman Chemical Co.	3,499	392,098
		786,314

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Real Estate - 1.3%
Real Estate - 1.3%
American Tower Corp.	1,376	$345,679

Investments at Value - 96.0% (Cost $22,062,889)		$26,392,327

Other Assets in Excess of Liabilities - 4.0%		1,108,388

Net Assets - 100.0%		$27,500,715

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS
March 31, 2022 (Unaudited)

CORPORATE BONDS - 80.7%	Coupon	Maturity	Par Value	Value
Finance - 3.5%
Banking - 3.5%
Bank of America Corp.	4.100%	07/24/23	$986,000	$1,007,586
JPMorgan Chase & Co. (Yield of U.S. Treasury Note, 2.25%, 3/26 + 53) (a)	0.697%	03/16/24	755,000	740,658
				1,748,244
Industrial - 63.0%
Automobile Manufacturing - 2.4%
General Motors Financial Co., Inc.	5.100%	01/17/24	850,000	878,782
Paccar Financial Corp.	0.800%	06/08/23	315,000	309,865
				1,188,647
Beverage / Bottling - 2.9%
Brown Forman Corp.	2.250%	01/15/23	513,000	513,279
Constellation Brands, Inc.	3.200%	02/15/23	900,000	908,880
				1,422,159
Building Products - 1.2%
Martin Marietta Materials, Inc.	4.250%	07/02/24	589,000	602,642

Chemicals - 3.0%
CF Industries, Inc.	3.450%	06/01/23	885,000	897,390
Eastman Chemical Co.	7.250%	01/15/24	575,000	614,620
				1,512,010
Construction Machinery - 3.6%
Brunswick Corp.	0.850%	08/18/24	500,000	472,657
Caterpillar Financial Services Corp.	0.650%	07/07/23	400,000	392,174
CNH Industrial Capital LLC	1.950%	07/02/23	955,000	945,131
				1,809,962
Consumer Products - 0.8%
Whirlpool Corp.	4.000%	03/01/24	400,000	406,520

Diversified Manufacturing - 3.3%
Amphenol Corp.	3.200%	04/01/24	930,000	935,012
Roper Technologies, Inc.	3.650%	09/15/23	700,000	709,729
				1,644,741
Electronics - 1.8%
Dell International LLC	5.450%	06/15/23	496,000	510,951

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 80.7% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 63.0% (continued)
Electronics - 1.8% (continued)
Qorvo, Inc., 144A (b)	1.750%	12/15/24	$400,000	$381,548
				892,499
Environmental - 2.0%
Republic Services, Inc.	2.500%	08/15/24	753,000	744,997
Waste Management, Inc.	3.500%	05/15/24	233,000	235,595
				980,592
Food Processors - 1.4%
Conagra Brands, Inc.	3.200%	01/25/23	690,000	694,880

Healthcare Facilities / Supplies - 2.0%
HCA, Inc.	4.750%	05/01/23	986,000	1,010,615

Home Builders - 2.1%
D.R. Horton, Inc.	2.500%	10/15/24	566,000	558,087
KB Home	7.625%	05/15/23	460,000	473,225
				1,031,312
Information / Data Technology - 6.6%
Fiserv, Inc.	3.800%	10/01/23	940,000	954,585
KLA Corp.	4.650%	11/01/24	490,000	507,690
Moody’s Corp.	4.875%	02/15/24	764,000	787,652
PayPal Holdings, Inc.	1.350%	06/01/23	395,000	393,845
Salesforce.com, Inc.	0.625%	07/15/24	650,000	622,340
				3,266,112
Media - Non-Cable - 3.1%
Discovery Communications LLC	2.950%	03/20/23	885,000	886,974
Walt Disney Co. (The)	7.750%	01/20/24	624,000	674,424
				1,561,398
Midstream Energy - 2.5%
Enterprise Products Operating LLC	3.350%	03/15/23	300,000	302,239
Williams Partners LP	3.900%	01/15/25	928,000	941,076
				1,243,315
Other Industrial - 1.8%
Quanta Services, Inc.	0.950%	10/01/24	955,000	905,420

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 80.7% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 63.0% (continued)
Packaging - 4.7%
Avery Dennison Corp.	0.850%	08/15/24	$740,000	$703,712
Ball Corp.	4.000%	11/15/23	945,000	954,450
Sonoco Products Co.	1.800%	02/01/25	680,000	651,634
				2,309,796
Paper & Forest Products - 3.7%
Graphic Packaging International, Inc.	4.875%	11/15/22	889,000	892,334
Weyerhaeuser Co.	7.125%	07/15/23	725,000	762,958
Weyerhaeuser Co.	8.500%	01/15/25	160,000	181,974
				1,837,266
Pharmaceuticals - 1.5%
AstraZeneca Finance LLC	0.700%	05/28/24	800,000	768,485

Railroads - 1.8%
Canadian Pacific Railway Co.	4.450%	03/15/23	230,000	233,247
Kansas City Southern	3.000%	05/15/23	650,000	651,767
				885,014
Refining - 1.0%
Phillips 66	0.900%	02/15/24	490,000	474,174

Retail Stores - 3.7%
AutoNation, Inc.	3.500%	11/15/24	853,000	849,974
QVC, Inc.	4.375%	03/15/23	960,000	964,800
				1,814,774
Supermarkets - 0.5%
Kroger Co. (The)	4.000%	02/01/24	270,000	275,154

Transportation Services - 1.8%
CSX Transportation, Inc.	6.251%	01/15/23	144,813	148,933
Delta Air Lines Pass Thru Trust, Series 2019-1, Class AA	3.204%	10/25/25	733,000	733,624
				882,557
Wireless Telecommunications - 2.1%
American Tower Corp.	3.500%	01/31/23	1,010,000	1,019,359

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 80.7% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 63.0% (continued)
Wireline Telecommunications - 1.7%
AT&T, Inc.	9.150%	02/01/23	$300,000	$316,157
AT&T, Inc.	0.900%	03/25/24	530,000	513,051
				829,208
Utility - 14.2%
Electric - 11.2%
Arizona Public Service Co.	3.350%	06/15/24	665,000	667,685
Delmarva Power & Light Co.	3.500%	11/15/23	362,000	365,998
Evergy, Inc.	2.450%	09/15/24	800,000	784,949
Eversource Energy, Series F	2.800%	05/01/23	500,000	501,065
Georgia Power Co., Series 2020-A	2.100%	07/30/23	932,000	926,538
NextEra Energy Capital Holdings, Inc.	0.650%	03/01/23	1,000,000	985,634
Pacific Gas & Electric Co.	1.700%	11/15/23	595,000	579,972
PPL Electric Utilities Corp.	2.500%	09/01/22	190,000	190,226
Virginia Electric & Power Co., Series 2015-A	3.100%	05/15/25	571,000	571,106
				5,573,173
Midstream Energy - 2.0%
Kinder Morgan, Inc.	3.150%	01/15/23	956,000	961,040

Other Utility - 1.0%
American Water Capital Corp.	3.400%	03/01/25	500,000	504,550

Total Corporate Bonds (Cost $41,274,209)				$40,055,618

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 5.0%	Coupon	Maturity	Par Value	Value
California - 0.3%
San Diego California Public Facilities Financing Authority Senior Water Revenue Refunding Bonds, Series 2020-B	1.231%	08/01/22	$160,000	$160,213

Georgia - 1.5%
Municipal Electric Authority of Georgia, Series 2021-B	0.926%	01/01/24	770,000	747,029

Maryland - 0.1%
Howard County, Maryland Refunding Consolidated Public Improvement Project and Refunding Bonds, Series 2020-C	1.224%	08/15/22	70,000	70,089

New Jersey - 0.3%
New Jersey Economic Development Authority Water Facilities, Series 2020-C	1.150%	06/01/23	125,000	123,484

Texas - 2.1%
Austin Texas Community College, Series 2020	0.662%	02/01/23	50,000	49,619
Central Texas Regional Mobility Authority, Series 2021-E	0.496%	01/01/23	350,000	346,318
Central Texas Regional Mobility Authority, Series 2021-E	0.836%	01/01/24	460,000	446,586
Fort Bend County Texas, Series 2020	5.000%	03/01/23	185,000	190,430
				1,032,953

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 5.0% (Continued)	Coupon	Maturity	Par Value	Value
Wisconsin - 0.7%
Public Finance Authority Air Cargo Group Revenue Bonds, Series 2021	1.484%	07/01/23	$350,000	$343,237

Total Municipal Bonds (Cost $2,526,601)				$2,477,005

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%	Coupon	Maturity	Par Value	Value
FHLMC Remic, Series K-021, Class A-2	2.396%	06/25/22	$318,569	$318,632
FHLMC Remic, Series K-029, Class A-2 (a)	3.320%	02/25/23	433,911	438,210
FNMA Remic Trust, Series 2012-M13, Class A-2	2.377%	05/25/22	434	434
Total Commercial Mortgage-Backed Securities (Cost $764,612)				$757,276

U.S. GOVERNMENT & AGENCIES - 1.0%	Coupon	Maturity	Par Value	Value
FNMA (Cost $484,842)	0.310%	11/16/23	$485,000	$472,237

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 9.3%	Coupon	Maturity	Par Value	Value
United States Treasury	2.250%	04/15/22	$300,000	$300,225
United States Treasury	0.125%	09/30/22	1,005,000	1,000,407
United States Treasury	0.125%	07/15/23	1,100,000	1,073,660
United States Treasury	2.125%	11/30/23	1,245,000	1,243,249
United States Treasury	2.250%	01/31/24	1,000,000	998,945
Total U.S. Treasury Bonds & Notes (Cost $4,702,523)				$4,616,486

Investments at Value - 97.5% (Cost $49,752,787)				$48,378,622

Other Assets in Excess of Liabilities - 2.5%				1,256,386

Net Assets - 100.0%				$49,635,008

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $381,548, which represents 0.8% of net assets as of March 31, 2022.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS
March 31, 2022 (Unaudited)

CORPORATE BONDS - 50.7%	Coupon	Maturity	Par Value	Value
Finance - 9.3%
Banking - 3.6%
Bank of America Corp., Series N (SOFR + 153) (a)	1.898%	07/23/31	$3,700,000	$3,231,103
Bank of America Corp., Series N (3MO LIBOR + 315) (a)	4.083%	03/20/51	3,000,000	3,104,488
Capital One Financial Corp.	3.200%	02/05/25	7,640,000	7,646,817
JPMorgan Chase & Co. (SOFR + 151) (a)	2.739%	10/15/30	10,430,000	9,855,526
Wells Fargo & Co. (3MO LIBOR + 131) (a)	3.584%	05/22/28	9,635,000	9,619,337
				33,457,271
Broker/Asset Managers/Exchanges - 1.4%
Cboe Global Markets, Inc.	3.650%	01/12/27	9,600,000	9,768,454
FMR LLC, 144A (b)	6.450%	11/15/39	2,575,000	3,291,035
				13,059,489
Life Insurance - 0.9%
Massachusetts Mutual Life Insurance Co., 144A (b)	3.729%	10/15/70	2,279,000	2,039,589
Northwestern Mutual Life Insurance Co. (The), 144A (b)	3.850%	09/30/47	6,775,000	6,612,073
				8,651,662
Mortgage Banking - 0.6%
Provident Funding Associates LP/PFG Finance Corp., 144A (b)	6.375%	06/15/25	6,295,000	6,189,622

Noncaptive Diversified Financial Companies - 1.3%
Aircastle, Ltd.	5.000%	04/01/23	3,000,000	3,048,125
Aviation Capital Group LLC, 144A (b)	3.875%	05/01/23	4,250,000	4,268,585
GATX Corp.	3.500%	06/01/32	5,102,000	4,919,480
				12,236,190
Other Finance - 0.5%
IIP Operating Partnership LP	5.500%	05/25/26	4,615,000	4,606,655

Real Estate Investment Trusts - 1.0%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	6,175,000	6,279,203

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 50.7% (Continued)	Coupon	Maturity	Par Value	Value
Finance - 9.3% (continued)
Real Estate Investment Trusts - 1.0% (continued)
Ventas Realty LP	3.500%	04/15/24	$3,000,000	$3,009,065
				9,288,268
Industrial - 36.9%
Automobile Manufacturing - 1.7%
Ford Motor Credit Co. LLC	4.063%	11/01/24	2,000,000	1,993,980
Ford Motor Credit Co. LLC	3.375%	11/13/25	5,500,000	5,375,947
General Motors Financial Co., Inc.	5.100%	01/17/24	2,300,000	2,377,880
General Motors Financial Co., Inc.	3.950%	04/13/24	4,425,000	4,493,659
Goodyear Tire & Rubber Co.	9.500%	05/31/25	1,500,000	1,588,178
Goodyear Tire & Rubber Co., 144A (b)	5.000%	07/15/29	500,000	465,780
				16,295,424
Beverage / Bottling - 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.375%	04/15/38	7,725,000	8,117,215
Fomento Economico Mexicano S.A.B. de C.V.	2.875%	05/10/23	7,548,000	7,562,794
				15,680,009
Building Products - 1.6%
Allegion PLC	3.500%	10/01/29	2,498,000	2,417,682
Allegion US Holding Co., Inc.	3.550%	10/01/27	2,550,000	2,505,367
Masco Corp.	6.500%	08/15/32	6,205,000	7,312,222
Summit Materials LLC, 144A (b)	6.500%	03/15/27	1,450,000	1,475,375
Summit Materials LLC, 144A (b)	5.250%	01/15/29	1,750,000	1,728,125
				15,438,771
Chemicals - 0.5%
Compass Minerals International, Inc., 144A (b)	6.750%	12/01/27	4,430,000	4,485,818

Construction Machinery - 1.4%
CNH Industrial N.V.	4.500%	08/15/23	3,275,000	3,342,021
H&E Equipment Services, Inc., 144A (b)	3.875%	12/15/28	5,550,000	5,203,125
United Rentals North America	3.875%	02/15/31	5,295,000	4,990,538
				13,535,684
Consumer Products - 0.5%
Vista Outdoor, Inc., 144A (b)	4.500%	03/15/29	5,600,000	5,152,000

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 50.7% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 36.9% (continued)
Diversified Manufacturing - 1.2%
BWX Technologies, Inc., 144A (b)	4.125%	06/30/28	$4,169,000	$4,012,996
nVent Finance SARL	2.750%	11/15/31	2,245,000	2,018,122
Vontier Corp.	2.400%	04/01/28	5,550,000	4,879,560
				10,910,678
Electronics - 2.4%
Amkor Technology, Inc., 144A (b)	6.625%	09/15/27	4,422,000	4,567,880
Analog Devices, Inc.	1.700%	10/01/28	4,180,000	3,854,843
Dell, Inc.	7.100%	04/15/28	4,492,000	5,098,420
QORVO, Inc., 144A (b)	1.750%	12/15/24	2,840,000	2,708,991
QORVO, Inc.	4.375%	10/15/29	775,000	775,260
QORVO, Inc., 144A (b)	3.375%	04/01/31	500,000	454,675
TSMC Arizona Corp.	2.500%	10/25/31	5,200,000	4,815,532
				22,275,601
Gaming - 0.6%
MGM Growth Properties Operating Partnership LP/MGP Finance Co.	5.625%	05/01/24	5,199,000	5,352,267

Healthcare Facilities / Supplies - 1.1%
HCA, Inc.	3.500%	09/01/30	2,500,000	2,415,160
Hologic, Inc., 144A (b)	4.625%	02/01/28	3,146,000	3,185,325
Teleflex, Inc.	4.625%	11/15/27	1,390,000	1,409,113
Teleflex, Inc., 144A (b)	4.250%	06/01/28	3,741,000	3,642,799
				10,652,397
Independent Energy - 3.0%
Diamondback Energy, Inc.	3.500%	12/01/29	5,965,000	5,908,727
Occidental Petroleum Corp.	7.500%	05/01/31	6,085,000	7,423,700
PDC Energy, Inc	6.125%	09/15/24	2,932,000	2,967,888
PDC Energy, Inc.	5.750%	05/15/26	5,000,000	5,068,700
Range Resources Corp.	4.875%	05/15/25	6,400,000	6,477,862
				27,846,877
Information / Data Technology - 1.0%
Moody’s Corp.	4.875%	02/15/24	9,235,000	9,520,902

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 50.7% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 36.9% (continued)
Lease / Rent - 1.0%
SBA Tower Trust, Series 2019-1, Class 1C, 144A (b)	2.836%	01/15/50	$10,000,000	$9,844,101

Media - Cable - 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A (b)	5.000%	02/01/28	4,140,000	4,096,530
Comcast Corp.	2.350%	01/15/27	6,200,000	6,028,613
Cox Communications, Inc., 144A (b)	2.600%	06/15/31	5,325,000	4,811,199
Dish DBS Corp.	5.875%	07/15/22	4,044,000	4,064,139
Dish DBS Corp.	7.750%	07/01/26	2,050,000	2,036,675
Magallanes, Inc., 144A (b)	5.391%	03/15/62	4,480,000	4,628,190
Sirius XM Radio, Inc., 144A (b)	5.500%	07/01/29	3,000,000	3,045,000
				28,710,346
Media - Non-Cable - 1.5%
AMC Networks, Inc.	4.750%	08/01/25	3,965,000	3,950,924
Lamar Media Corp.	3.750%	02/15/28	2,400,000	2,278,908
Lamar Media Corp.	4.875%	01/15/29	1,700,000	1,687,250
Netflix, Inc.	4.875%	04/15/28	1,000,000	1,048,755
Netflix, Inc.	6.375%	05/15/29	1,000,000	1,130,780
Netflix, Inc., 144A (b)	4.875%	06/15/30	1,225,000	1,306,708
Walt Disney Co. (The)	4.625%	03/23/40	2,630,000	2,910,839
				14,314,164
Metals / Mining - 0.7%
Freeport-McMoran Copper & Gold, Inc.	3.875%	03/15/23	6,687,000	6,760,557

Midstream Energy - 2.3%
Boardwalk Pipelines LP	3.375%	02/01/23	3,295,000	3,311,601
Magellan Midstream Partners LP	5.000%	03/01/26	6,125,000	6,451,896
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	5,284,000	6,808,477
Transcontinental Gas Pipe Line Co. LLC	7.850%	02/01/26	4,315,000	4,946,526
				21,518,500
Oil Field Services - 0.1%
Burlington Resources, Inc.	6.875%	02/15/26	1,000,000	1,129,819

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 50.7% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 36.9% (continued)
Other Industrial - 0.8%
Quanta Services, Inc.	2.900%	10/01/30	$8,000,000	$7,401,722

Packaging - 1.4%
Ball Corp.	4.875%	03/15/26	4,500,000	4,659,930
Berry Global, Inc., 144A (b)	4.500%	02/15/26	1,418,000	1,418,057
Silgan Holdings, Inc., 144A (b)	1.400%	04/01/26	3,000,000	2,736,002
Silgan Holdings, Inc.	4.125%	02/01/28	4,820,000	4,627,200
				13,441,189
Paper & Forest Products - 0.8%
Graphic Packaging International, Inc.	4.875%	11/15/22	1,601,000	1,607,004
West Fraser Timber Co., Ltd., 144A (b)	4.350%	10/15/24	5,425,000	5,550,548
				7,157,552
Railroads - 0.3%
Kansas City Southern	2.875%	11/15/29	3,293,000	3,165,335

Retail Stores - 2.7%
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	4,975,000	4,561,393
Dollar General Corp.	3.500%	04/03/30	3,550,000	3,531,383
Group 1 Automotive, Inc., 144A (b)	4.000%	08/15/28	5,438,000	5,064,138
Hanesbrands, Inc., 144A (b)	4.625%	05/15/24	2,491,000	2,528,365
Hanesbrands, Inc., 144A (b)	4.875%	05/15/26	2,000,000	2,011,450
QVC, Inc.	4.850%	04/01/24	5,122,000	5,238,065
QVC, Inc.	4.750%	02/15/27	2,085,000	1,996,388
				24,931,182
Services - 2.1%
Block Financial LLC	3.875%	08/15/30	5,340,000	5,244,881
Factset Research Systems, Inc.	2.900%	03/01/27	4,221,000	4,107,765
Rayonier LP	2.750%	05/17/31	6,000,000	5,479,777
Service Corp. International	4.625%	12/15/27	483,000	487,226
Service Corp. International	5.125%	06/01/29	4,575,000	4,655,474
				19,975,123
Supermarkets - 0.5%
Alimentation Couche-Tard, Inc., 144A (b)	3.550%	07/26/27	4,660,000	4,640,261

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 50.7% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 36.9% (continued)
Transportation Services - 2.0%
American Airlines, Inc., Series 2013-2, Class A (c)	4.950%	07/15/24	$9,566,356	$9,539,682
FedEx Corp.	3.900%	02/01/35	6,190,000	6,154,497
United Parcel Service, Inc.	5.200%	04/01/40	1,540,000	1,861,561
XPOLogistics, Inc.	6.700%	05/01/34	900,000	920,844
				18,476,584
Vehicle Parts - 0.5%
Meritor, Inc., 144A (b)	6.250%	06/01/25	4,887,000	5,045,828

Wireless Telecommunications - 0.4%
T-Mobile USA, Inc.	3.500%	04/15/31	3,670,000	3,453,397

Utility - 4.5%
Electric - 3.9%
Nevada Power Co.	6.750%	07/01/37	3,956,000	5,100,458
NRG Energy, Inc., 144A (b)	5.250%	06/15/29	5,575,000	5,448,057
Oncor Electric Delivery Co. LLC	5.750%	03/15/29	4,725,000	5,384,827
Pacific Gas & Electric Co.	1.700%	11/15/23	2,761,000	2,691,265
PG&E Corp.	5.000%	07/01/28	2,000,000	1,933,200
Pinnacle West Capital Corp.	1.300%	06/15/25	4,327,000	4,047,623
Tenaska Virginia Partners LP, 144A (b)	6.119%	03/30/24	52,483	53,397
Virginia Electric & Power Co., Series A	6.000%	05/15/37	5,581,000	6,823,235
Vistra Operations Co. LLC, 144A (b)	5.000%	07/31/27	5,100,000	5,017,431
				36,499,493
Natural Gas - Distributors - 0.6%
AmeriGas Partners LP/AmeriGas Financial Corp.	5.625%	05/20/24	5,932,000	6,050,640

Total Corporate Bonds (Cost $490,097,348)				$477,151,378

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 9.0%	Coupon	Maturity	Par Value	Value
California - 2.7%
California Educational Facilities Authority, Series 2018-A	4.842%	10/01/48	$3,635,000	$3,868,420
California Municipal Finance Authority, Series 2021 (c)	3.637%	07/01/30	5,960,000	5,822,945
City of San Francisco California Public Utilities Commission Water Revenue, Series 2010-B	6.000%	11/01/40	7,750,000	9,424,551
San Diego County Regional Airport Authority, Series 2014-B	5.594%	07/01/43	3,215,000	3,442,043
University of California, Series 2013-AJ	4.601%	05/15/31	2,865,000	3,068,606
				25,626,565
Colorado - 0.4%
Denver Colorado Public Schools, Series 2013-B	4.242%	12/15/37	3,900,000	4,163,663

District of Columbia - 0.4%
District of Columbia Income Tax, Series 2009-E	5.591%	12/01/34	2,880,000	3,397,558

Massachusetts - 0.4%
Commonwealth of Massachusetts, Series 2019-D	2.663%	09/01/39	4,033,656	3,670,343

New Hampshire - 0.6%
National Finance Authority, Series 2021	3.778%	01/01/36	6,000,000	5,509,145

New York - 0.8%
New York City Transitional Finance Authority, Series B SUB B-3	3.950%	08/01/32	7,665,000	7,814,239

Texas - 1.8%
Central Texas Regional Mobility Authority, Series 2020-D	3.593%	01/01/42	4,950,000	4,576,193
Dallas Area Rapid Transit, Series 2010-B	4.920%	12/01/41	3,000,000	3,528,420
North Texas Tollway Authority System, Series 2020-B	2.327%	01/01/33	4,920,000	4,474,389

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 9.0% (Continued)	Coupon	Maturity	Par Value	Value
Texas - 1.8% (continued)
Texas Transportation Commission Central Texas Turnpike System, Series 2020-B	1.980%	08/15/42	$4,025,000	$4,019,564
				16,598,566
Utah - 0.6%
Utah Transit Authority Sales Tax Revenue, Series 2020	2.774%	12/15/38	5,925,000	5,428,096

Virginia - 0.9%
Virginia Small Business Financing Authority, Series 2017 (a)(c)(d)	2.250%	07/01/50	9,000,000	8,972,673

Washington - 0.4%
Port of Seattle Washington, Series 2017-B	3.755%	05/01/36	1,925,000	1,944,290
State of Washington, Series 2010-D	5.481%	08/01/39	1,475,000	1,771,174
				3,715,464

Total Municipal Bonds (Cost $88,005,675)				$84,896,312

ASSET BACKED SECURITIES - 2.8%	Coupon	Maturity	Par Value	Value
Bear Stearns, Series 2003-AC4, Class A (e)	5.500%	09/25/33	$2,374,326	$2,338,967
CWABS Asset-Backed Certificates Trust, Series 2005-1, Class AF-6 (a)	5.030%	07/25/35	9	9
Drive Auto Receivables Trust, Series 2018-3, Class D	4.300%	09/16/24	1,390,673	1,399,076
DT Auto Owner Trust, Series 2019-3, Class C, 144A (b)	2.740%	04/15/25	1,167,479	1,168,872
DT Auto Owner Trust, Series 2019-4, Class D, 144A (b)	2.850%	07/15/25	5,020,000	5,003,105
GTP Acquisition Partners I LLC, Series 2015-1-2, Class A-15-2, 144A (b)	3.482%	06/16/25	10,800,000	10,833,860
Renaissance Home Equity Loan Trust, Series 2005-2, Class AF-6 (a)(e)	4.780%	08/25/35	395,893	391,509
Santander Drive Auto Receivables Trust, Series 2019-2, Class C	2.900%	10/15/24	220,547	220,847

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 2.8% (Continued)	Coupon	Maturity	Par Value	Value
Verizon Master Trust, Series 2021-2	0.990%	04/20/28	$4,765,000	$4,557,718
Total Asset Backed Securities (Cost $26,236,566)				$25,913,963

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.3%	Coupon	Maturity	Par Value	Value
American Home Mortgage Investment Trust, Series 2004-4, Class VI-A-1 (a)(e)	6.000%	02/25/45	$1,219,073	$1,231,790
Banc of America Funding Trust, Series 2005-4, Class 1-A-4	5.500%	08/25/35	46,486	45,790
Banc of America Funding Trust, Series 2005-4, Class 2-A-4	5.500%	08/25/35	71,605	69,928
CWHL Mortgage Pass-Through Trust, Series 2004-HYB2, Class 5-A (a)	2.160%	07/20/34	755,813	755,468
GSR Mortgage Loan Trust, Series 2005-3F, Class 2A-3	6.000%	03/25/35	684,420	607,666
PHMC Trust, Series 2007-2, Class A-2 (a)	5.380%	05/18/37	285,391	283,181
Total Residential Mortgage-Backed Securities (Cost $3,115,107)				$2,993,823

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 20.3%	Coupon	Maturity	Par Value	Value
Fannie Mae Pool - 6.3%
Pool #AC8938	4.500%	01/01/25	$581,023	$599,122
Pool #AD4268	4.500%	03/01/25	447,351	463,218
Pool #725705	5.000%	08/01/34	80,431	86,957
Pool #735288	5.000%	03/01/35	433,495	468,392
Pool #MA2354, Series 2015	3.500%	08/01/35	4,123,162	4,174,759
Pool #735897	5.500%	10/01/35	325,072	354,457
Pool #745275	5.000%	02/01/36	421,665	456,190
Pool #888016	5.500%	05/01/36	534,337	584,856
Pool #MA4361	2.500%	06/01/36	8,978,925	8,887,450
Pool #190377	5.000%	11/01/36	411,857	445,313
Pool #888405	5.000%	12/01/36	82,738	89,495
Pool #889108	6.000%	02/01/38	310,447	346,145
Pool #889579	6.000%	05/01/38	486,500	543,446

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 20.3% (Continued)	Coupon	Maturity	Par Value	Value
Fannie Mae Pool - 6.3% (continued)
Pool #995838	5.500%	05/01/39	$368,815	$406,571
Pool #AL3287, Series 2013	4.500%	09/01/41	1,411,201	1,493,676
Pool #AL0933, Series 2011	5.000%	10/01/41	430,558	465,853
Pool #MA1700, Series 2013	4.500%	12/01/43	1,082,102	1,146,918
Pool #MA1971	4.500%	06/01/44	169,659	179,769
Pool #MA2005	4.500%	08/01/44	340,559	361,643
Pool #CA5960	2.500%	06/01/50	9,755,034	9,345,441
Pool #MA4048	3.000%	06/01/50	6,147,443	6,031,712
Pool #MA4097	3.000%	08/01/50	6,144,423	6,028,189
Pool #MA4121	3.000%	09/01/50	4,666,933	4,578,633
Pool #MA4182	2.000%	11/01/50	9,106,255	8,483,300
Pool #MA4379	2.500%	07/01/51	3,707,986	3,542,590
				59,564,095
Freddie Mac Gold Pool - 0.4%
Pool #G08061	5.500%	06/01/35	42,688	46,792
Pool #G08079	5.000%	09/01/35	344,398	373,062
Pool #G01960	5.000%	12/01/35	117,017	126,666
Pool #A42128	5.500%	01/01/36	172,886	189,484
Pool #G02064	5.000%	02/01/36	217,994	235,951
Pool #G05200	5.000%	05/01/36	713,202	771,820
Pool #G02252	5.500%	07/01/36	400,421	438,721
Pool #G02386	6.000%	11/01/36	260,407	290,535
Pool #G03189	6.500%	09/01/37	517,671	563,676
Pool #G08607	4.500%	09/01/44	653,425	694,640
				3,731,347
Freddie Mac Non-Gold Pool - 7.4%
Pool #781958 (H15T1Y + 225)	2.375%	09/01/34	42,384	44,216
Pool #SB0442	2.500%	10/01/35	2,473,241	2,450,067
Pool #SB8116	2.500%	07/01/36	20,205,323	19,999,475
Pool #SD8092	3.000%	09/01/50	7,889,337	7,734,219
Pool #SD8151	2.500%	06/01/51	12,051,768	11,514,194
Pool #SD8196	3.500%	02/01/52	9,898,825	9,932,133
Pool #SD8202	3.500%	02/01/52	17,885,927	17,945,843
				69,620,147

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 20.3% (Continued)	Coupon	Maturity	Par Value	Value
Ginnie Mae I Pool - 0.0% (f)
Pool #550656X	5.000%	09/15/35	$67,711	$73,065

Ginnie Mae II Pool - 6.2%
Pool #004496M	5.000%	07/20/39	302,117	331,382
Pool #MA7590M	3.000%	09/20/51	9,677,199	9,590,275
Pool #MA7649M	2.500%	10/20/51	17,716,010	17,205,905
Pool #MA7768M	3.000%	12/20/51	14,674,828	14,527,440
Pool #MA7769M	3.500%	12/20/51	9,906,885	9,981,709
Pool #MA7882M	3.000%	02/20/52	6,671,046	6,603,880
				58,240,591

Total Mortgage-Backed Securities Passthrough (Cost $201,340,769)				$191,229,245

U.S. TREASURY BONDS & NOTES - 15.5%	Coupon	Maturity	Par Value	Value
United States Treasury	0.250%	05/31/25	$235,000	$218,715
United States Treasury	2.250%	11/15/25	28,915,000	28,620,203
United States Treasury	2.375%	05/15/27	3,725,000	3,708,994
United States Treasury	1.125%	02/29/28	14,795,000	13,718,895
United States Treasury	2.625%	02/15/29	3,240,000	3,278,981
United States Treasury	0.875%	11/15/30	11,825,000	10,471,130
United States Treasury	3.125%	11/15/41	16,425,000	17,710,128
United States Treasury	1.125%	05/15/40	2,035,000	1,603,516
United States Treasury	3.750%	08/15/41	4,500,000	5,290,664
United States Treasury	2.875%	05/15/43	14,805,000	15,326,645
United States Treasury	2.500%	02/15/45	25,675,000	25,007,049
United States Treasury	3.000%	02/15/48	1,750,000	1,906,611
United States Treasury	3.000%	02/15/49	120,000	131,902
United States Treasury	1.250%	05/15/50	10,160,000	7,577,931

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 15.5% (Continued)	Coupon	Maturity	Par Value	Value
United States Treasury	1.625%	11/15/50	$14,000,000	$11,472,344
Total U.S. Treasury Bonds & Notes (Cost $149,373,376)				$146,043,708

Investments at Value - 98.6% (Cost $958,168,841)				$928,228,429

Other Assets in Excess of Liabilities - 1.4%				12,750,541

Net Assets - 100.0%				$940,978,970

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $143,734,892, which represents 15.3% of net assets as of March 31, 2022.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $24,335,300, which represents 2.6% of net assets as of March 31, 2022.

(d)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(e)	Step coupon. Rate shown is the coupon in effect as of March 31, 2022.

(f)	Percentage rounds to less than 0.1%.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS
March 31, 2022 (Unaudited)

CORPORATE BONDS - 98.1%	Coupon	Maturity	Par Value	Value
Finance - 8.6%
Mortgage Banking - 2.0%
Provident Funding Associates LP/PFG Finance Corp., 144A (a)	6.375%	06/15/25	$1,973,000	$1,939,972

Noncaptive Diversified Financial Companies - 1.1%
Aircastle, Ltd., 144A (a)	5.250%	08/11/25	1,000,000	1,018,726

Other Finance - 3.6%
IIP Operating Partnership LP	5.500%	05/25/26	1,950,000	1,946,474
Outfront Media Capital LLC, 144A (a)	4.250%	01/15/29	1,610,000	1,497,702
				3,444,176
Real Estate Investment Trusts - 1.9%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,750,000	1,779,531

Industrial - 85.5%
Aerospace / Defense - 1.8%
Hexcel Corp.	4.200%	02/15/27	1,725,000	1,734,907

Automobile Manufacturing - 4.4%
Ford Motor Co.	7.400%	11/01/46	1,000,000	1,160,000
Ford Motor Credit Co. LLC	5.584%	03/18/24	405,000	416,555
General Motors Co.	6.800%	10/01/27	850,000	959,428
Goodyear Tire & Rubber Co.	4.875%	03/15/27	1,725,000	1,674,708
				4,210,691
Building Products - 1.9%
Summit Materials LLC, 144A (a)	6.500%	03/15/27	525,000	534,188
Summit Materials LLC, 144A (a)	5.250%	01/15/29	1,239,000	1,223,513
				1,757,701
Chemicals - 6.4%
Axalta Coating Systems LLC, 144A (a)	4.750%	06/15/27	520,000	500,263
Axalta Coating Systems LLC, 144A (a)	3.375%	02/15/29	1,000,000	879,200
CF Industries, Inc.	3.450%	06/01/23	875,000	887,250
Compass Minerals International, Inc., 144A (a)	4.875%	07/15/24	1,200,000	1,186,500

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 85.5% (continued)
Chemicals - 6.4% (continued)
Compass Minerals International, Inc., 144A (a)	6.750%	12/01/27	$1,126,000	$1,140,188
Olin Corp.	5.125%	09/15/27	806,000	803,409
Olin Corp.	5.000%	02/01/30	675,000	668,250
				6,065,060
Construction Machinery - 3.1%
H&E Equipment Services, Inc., 144A (a)	3.875%	12/15/28	1,461,000	1,369,687
United Rentals North America, Inc.	4.875%	01/15/28	1,505,000	1,528,771
				2,898,458
Consumer Products - 3.7%
Central Garden & Pet Co.	4.125%	10/15/30	700,000	631,750
Scotts Miracle-Gro Co.	4.500%	10/15/29	500,000	468,750
Scotts Miracle-Gro Co.	4.000%	04/01/31	875,000	762,987
Vista Outdoor, Inc., 144A (a)	4.500%	03/15/29	1,765,000	1,623,800
				3,487,287
Diversified Manufacturing - 2.7%
BWX Technologies, Inc., 144A (a)	4.125%	06/30/28	1,702,000	1,638,311
Griffon Corp.	5.750%	03/01/28	1,008,000	969,192
				2,607,503
Electronics - 5.8%
Amkor Technology, Inc., 144A (a)	6.625%	09/15/27	1,670,000	1,725,092
ATS Automation Tooling Systems, Inc., 144A (a)	4.125%	12/15/28	1,665,000	1,565,100
Dell, Inc.	7.100%	04/15/28	655,000	743,425
QORVO, Inc.	4.375%	10/15/29	1,282,000	1,282,429
Sensata Technologies, Inc., 144A (a)	3.750%	02/15/31	250,000	231,250
				5,547,296
Environmental - 1.0%
Clean Harbors, Inc., 144A (a)	5.125%	07/15/29	910,000	913,412

Food Processors - 0.6%
Kraft Heinz Foods Co.	6.875%	01/26/39	466,000	573,762

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 85.5% (continued)
Gaming - 1.8%
MGM Growth Properties Operating Partnership LP	4.500%	01/15/28	$1,671,000	$1,683,532

Healthcare Facilities / Supplies - 2.4%
Hologic, Inc., 144A (a)	3.250%	02/15/29	1,500,000	1,400,655
Teleflex, Inc.	4.625%	11/15/27	825,000	836,344
				2,236,999
Home Builders - 1.8%
KB Home	6.875%	06/15/27	1,560,000	1,669,200

Independent Energy - 9.8%
Apache Corp.	4.250%	01/15/30	575,000	579,609
Apache Corp.	5.100%	09/01/40	1,345,000	1,355,087
Occidental Petroleum Corp.	3.500%	08/15/29	1,000,000	985,000
Occidental Petroleum Corp.	7.875%	09/15/31	1,150,000	1,434,625
PDC Energy, Inc.	6.125%	09/15/24	146,000	147,787
PDC Energy, Inc.	5.750%	05/15/26	2,712,000	2,749,263
Range Resources Corp.	4.875%	05/15/25	2,000,000	2,024,332
				9,275,703
Information / Data Technology - 2.3%
CDK Global, Inc.	5.000%	10/15/24	500,000	520,825
Nielsen Co. (Luxembourg) SARL (The), 144A (a)	5.000%	02/01/25	750,000	753,750
Nielsen Finance LLC, 144A (a)	4.500%	07/15/29	900,000	897,750
				2,172,325
Leisure / Entertainment - 2.1%
Cedar Fair LP	5.375%	04/15/27	937,000	927,630
Cedar Fair LP	5.250%	07/15/29	1,100,000	1,083,522
				2,011,152
Media - Cable - 6.6%
DIRECTV Financing LLC, 144A (a)	5.875%	08/15/27	1,422,000	1,398,892
DISH DBS Corp.	5.875%	07/15/22	1,270,000	1,276,325
DISH DBS Corp.	7.750%	07/01/26	802,000	796,787
Nexstar Broadcasting, Inc., 144A (a)	5.625%	07/15/27	1,385,000	1,401,897

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 85.5% (continued)
Media - Cable - 6.6% (continued)
Sirius XM Radio, Inc., 144A (a)	5.500%	07/01/29	$1,350,000	$1,370,250
				6,244,151
Media - Non-Cable - 5.1%
AMC Networks, Inc.	4.750%	08/01/25	1,597,000	1,591,331
Lamar Media Corp.	3.750%	02/15/28	1,275,000	1,210,670
Lamar Media Corp.	4.875%	01/15/29	815,000	808,887
Netflix, Inc.	5.875%	11/15/28	745,000	821,214
Netflix, Inc., 144A (a)	4.875%	06/15/30	150,000	160,005
Nexstar Broadcasting, Inc., 144A (a)	4.750%	11/01/28	225,000	217,969
				4,810,076
Metals / Mining - 2.7%
FMG Resources August 2006 Pty., Ltd., 144A (a)	5.125%	05/15/24	500,000	509,575
FMG Resources August 2006 Pty., Ltd., 144A (a)	4.500%	09/15/27	800,000	785,632
Freeport-McMoran, Inc.	5.400%	11/14/34	1,172,000	1,300,979
				2,596,186
Natural Gas - Distributors - 2.6%
AmeriGas Partners LP/AmeriGas Financial Corp.	5.625%	05/20/24	2,378,000	2,425,560

Packaging - 2.0%
Berry Global, Inc., 144A (a)	4.500%	02/15/26	296,000	296,012
Silgan Holdings, Inc.	4.125%	02/01/28	1,693,000	1,625,280
				1,921,292
Paper & Forest Products - 0.8%
West Fraser Timber Co., Ltd., 144A (a)	4.350%	10/15/24	770,000	787,820

Restaurants - 0.5%
Papa Johns International, Inc., 144A (a)	3.875%	09/15/29	520,000	477,318

Retail Stores - 4.4%
Group 1 Automotive, Inc., 144A (a)	4.000%	08/15/28	1,164,000	1,083,975
Hanesbrands, Inc., 144A (a)	4.625%	05/15/24	1,025,000	1,040,375
Hanesbrands, Inc., 144A (a)	4.875%	05/15/26	250,000	251,431

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 85.5% (continued)
Retail Stores - 4.4% (continued)
QVC, Inc.	4.850%	04/01/24	$825,000	$843,695
QVC, Inc.	4.750%	02/15/27	970,000	928,775
				4,148,251
Services - 1.1%
Service Corp. International	4.625%	12/15/27	836,000	843,315
TopBuild Corp., 144A (a)	3.625%	03/15/29	227,000	206,286
				1,049,601
Theater Entertainment - 1.2%
Cinemark USA, Inc., 144A (a)	5.875%	03/15/26	1,180,000	1,144,600

Transportation Services - 1.3%
XPO Logistics, Inc.	6.700%	05/01/34	1,242,000	1,270,765

Vehicle Parts - 3.0%
Allison Transmission, Inc., 144A (a)	4.750%	10/01/27	1,300,000	1,278,875
Meritor, Inc., 144A (a)	6.250%	06/01/25	1,537,000	1,586,952
				2,865,827
Wireless Telecommunications - 2.6%
Lumen Technologies, Inc., Series W	6.750%	12/01/23	713,000	740,351
Lumen Technologies, Inc.	7.995%	06/01/36	559,000	538,529
T-Mobile USA, Inc.	4.750%	02/01/28	1,142,000	1,160,729
				2,439,609

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.1% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 4.0%
Electric - 4.0%
NRG Energy, Inc., 144A (a)	3.625%	02/15/31	$1,302,000	$1,145,226
PG&E Corp.	5.000%	07/01/28	1,000,000	966,600
Vistra Operations Co. LLC, 144A (a)	5.000%	07/31/27	1,650,000	1,623,287
				3,735,113

Investments at Value - 98.1% (Cost $96,510,124)				$92,943,562

Other Assets in Excess of Liabilities - 1.9%				1,807,252

Net Assets - 100.0%				$94,750,814

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $38,805,436, which represents 41.0% of net assets as of March 31, 2022.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS
March 31, 2022 (Unaudited)

MUNICIPAL BONDS - 84.8%	Coupon	Maturity	Par Value	Value
Certificate Participation - 0.6%
Lease / Rent - 0.6%
Monterey County California Public Facilities Financing COP, Series 2015 (a)	4.000%	09/01/45	$260,000	$271,941
Public Water Supply of District No. 1 of Lincoln County COP, Series 2019 (a)	4.000%	07/01/38	500,000	525,561
Regional Transportation District Colorado COP, Series 2015-A (a)	4.000%	06/01/40	20,000	20,786
San Francisco California City & County COP, Series 2017-B (a)	4.000%	04/01/37	445,000	468,227
Washington State State & Local Agency Real & Personal Property COP, Series 2018-C (a)	5.000%	07/01/43	475,000	540,754
				1,827,269
General Obligation - 17.7%
Local - 13.1%
Alisal California Union School District, Series 2017-A (a)	5.250%	08/01/47	630,000	718,915
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.375%	12/01/33	50,000	51,765
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.625%	12/01/38	70,000	72,541
Central Platte Valley Metropolitan District, Series 2013-A (a)	6.000%	12/01/38	1,450,000	1,509,412
Central Platte Valley Metropolitan District, Series 2014 (a)	5.000%	12/01/43	3,975,000	4,044,718
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/27	1,450,000	1,408,500
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/28	1,450,000	1,399,569
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/29	1,455,000	1,377,027
City of New York (The) New York, Series 2012-A (a)	4.500%	08/01/35	40,000	40,152
City of New York (The) New York, Series 2014 I-1 (a)	4.000%	03/01/39	350,000	360,102

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.8% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 17.7% (continued)
Local - 13.1% (Continued)
City of Romulus Michigan, Series 2017-B (a)	5.000%	11/01/42	$400,000	$434,017
East Whittier California City School District, Series 2020-C (a)	4.000%	08/01/47	1,835,000	1,927,396
El Paso County Texas Hospital District, Series 2013 (a)	5.000%	08/15/39	450,000	467,411
Fort Bend County Texas Municipal Utility District No. 128, Series 2014 (a)	3.650%	09/01/29	205,000	205,620
Fort Bend County Texas Municipal Utility District No. 25, Series 2019 (a)	3.000%	10/01/34	895,000	888,082
Fort Bend County Texas Municipal Utility District No. 58, Series 2021 (a)	3.000%	04/01/33	800,000	806,619
Harris County Texas Municipal Utility District No. 166, Series 2019 (a)	3.000%	09/01/29	250,000	253,073
Harris County Texas Municipal Utility District No. 368, Series 2017 (a)	4.000%	09/01/30	500,000	524,081
High Plains Metropolitan District City of Aurora Arapahoe County Colorado, NATL, Series 2017 (a)(b)	5.000%	12/01/35	295,000	330,438
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (a)	3.000%	03/01/34	555,000	550,855
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (a)	3.000%	03/01/35	450,000	444,674
Kings Manor Texas Municipal Utility District, Series 2019 (a)	3.000%	09/01/31	540,000	529,581
Kings Manor Texas Municipal Utility District, Series 2019 (a)	3.000%	09/01/32	250,000	240,956
Las Vegas Nevada City Hall, Series 2015-C (a)	4.000%	09/01/38	895,000	940,257
Marin California Healthcare District Election 2013, Series 2017-A (a)	4.000%	08/01/47	650,000	694,965
Natomas Unified School District California, Series 2020-A (a)	4.000%	08/01/49	3,000,000	3,173,298
Palacios Independent School District, Series 2022 (a)	4.000%	02/15/51	1,125,000	1,167,538

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.8% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 17.7% (continued)
Local - 13.1% (Continued)
Pilot Knob Texas Municipal Utility District No. 3, Series 2021 (a)	3.000%	02/15/34	$450,000	$450,709
Pilot Knob Texas Municipal Utility District No. 3, Series 2021 (a)	3.000%	02/15/35	465,000	463,452
Pilot Knob Texas Municipal Utility District No. 3, Series 2021 (a)	3.000%	02/15/36	485,000	479,866
Pilot Knob Texas Municipal Utility District No. 3, Series 2021 (a)	3.000%	02/15/37	505,000	495,366
Pilot Point Texas, Series 2016 (a)	4.000%	08/15/46	500,000	530,119
Rendezvous Residential Metropolitan District Colorado, Series 2022 (a)	2.000%	12/01/29	330,000	296,409
Rendezvous Residential Metropolitan District Colorado, Series 2022 (a)	2.250%	12/01/31	520,000	462,095
Rendezvous Residential Metropolitan District Colorado, Series 2022 (a)	2.350%	12/01/33	465,000	406,386
Riverview Metropolitan District Colorado, Series 2021 (a)	5.000%	12/01/41	550,000	545,545
Riverview Metropolitan District Colorado, Series 2021 (a)	5.000%	12/01/51	500,000	480,187
San Francisco California City & County Transportation & Road Improvement, Series 2021-C-1 (a)	4.000%	06/15/44	1,000,000	1,075,080
Sonterra Texas Municipal Utility District, Series 2020 (a)	4.000%	08/15/39	890,000	909,500
Southern York County Pennsylvania School District, Series 2019 (a)	4.000%	09/01/47	500,000	516,937
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/34	510,000	507,708
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/35	525,000	519,923
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/36	540,000	529,288
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/37	550,000	536,584

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.8% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 17.7% (continued)
Local - 13.1% (Continued)
Traditions Metropolitan District No. 2 Arapahoe County Colorado, Series 2016 (a)	4.250%	12/01/46	$100,000	$105,501
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.000%	09/01/27	100,000	101,881
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.500%	09/01/33	215,000	216,078
Viridian Municipal Management District, Series 2020 (a)	4.000%	12/01/35	770,000	824,617
Viridian Municipal Management District, Series 2020 (a)	4.000%	12/01/36	535,000	571,068
Viridian Municipal Management District, Series 2020 (a)	4.000%	12/01/36	805,000	859,270
Warrior Run Pennsylvania School District, Series 2021 (a)	4.000%	09/01/46	500,000	529,340
West Harris County Texas Municipal District No. 5, Series 2015 (a)	3.375%	09/01/27	105,000	105,716
Winton Woods City Ohio School District, Series 2017-A (a)	4.000%	11/01/53	1,950,000	1,952,616
				39,032,803
State - 4.6%
State of California, Series 2022 (a)	5.000%	04/01/42	12,075,000	13,580,312

Local Authority - 9.3%
Education - 2.5%
Administrators of the Tulane Educational Fund, Series 2013-C (a)	5.000%	10/01/47	170,000	172,568
Public Finance Authority Taxable Educational Facilities Wisconsin, Series 2021-A (a)	5.625%	06/01/50	5,750,000	5,293,194
Virginia Commonwealth University, Series 2018-B (a)	4.585%	05/01/48	2,000,000	2,094,177
				7,559,939

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.8% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 9.3% (continued)
Healthcare - 2.4%
California Municipal Finance Authority, Series 2021 (a)(c)	3.637%	07/01/30	$6,965,000	$6,804,834
Denver Health & Hospital Authority, Series 2014-B (a)	4.900%	12/01/24	410,000	413,960
				7,218,794
Public Services - 0.3%
Port of Greater Cincinnati Ohio Development Authority, Series 2020 (a)(c)	5.250%	12/01/35	1,000,000	1,007,742

State and Non-State Appropriated Tobacco - 1.2%
Golden State Tobacco Securitization Corp., Series 2021A-1	2.158%	06/01/26	3,720,000	3,553,590

Transportation - 2.5%
Public Finance Authority Wisconsin Air Cargo, Series 2021	2.012%	07/01/25	1,085,000	1,024,840
Public Finance Authority Wisconsin Air Cargo, Series 2021	2.312%	07/01/26	675,000	634,343
San Diego County Regional Airport Authority, Series 2014-B (a)	5.594%	07/01/43	5,265,000	5,636,814
				7,295,997
Utilities - 0.4%
Warm Springs Reservation of Oregon Confederated Tribes, Series 2019-A (c)	2.800%	11/01/22	500,000	502,319
Warm Springs Reservation of Oregon Confederated Tribes, Series 2019-A (c)	2.950%	11/01/23	480,000	479,926
Warm Springs Reservation of Oregon Confederated Tribes, Series 2019-A (c)	3.050%	11/01/24	200,000	198,396
				1,180,641
Revenue - 51.8%
Education - 2.9%
Harris County Cultural Education Facilities Finance Corp., Series 2016 (a)	4.000%	11/15/30	300,000	315,217

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 51.8% (continued)
Education - 2.9% (Continued)
Massachusetts State Development Finance Agency, Series 2012 (a)	4.000%	09/01/49	$1,100,000	$1,108,948
Miami-Dade County Educational Facilities Authority, Series 2015-A (a)	5.000%	04/01/31	20,000	21,498
Ohio State University General Receipts Special Purpose, Series 2013-A (a)	4.000%	06/01/43	900,000	919,007
Pennsylvania Higher Educational Facilities Authority, Series 2016 (a)	3.000%	05/01/37	15,000	14,764
Private Colleges and Universities Authority, Series 2016-B (a)	3.000%	10/01/43	635,000	600,808
South Dakota Board of Regents Housing & Auxiliary Facilities System, Series 2016 (a)	4.000%	04/01/41	1,255,000	1,319,365
University of Washington, Series 2012-C (a)	3.125%	07/01/42	2,130,000	2,134,335
Washington Higher Education Facilities Authority, Series 2017 (a)	4.000%	01/01/37	500,000	523,263
Washington Higher Education Facilities Authority, Series 2013-A (a)	5.250%	04/01/43	175,000	180,323
Wisconsin Health and Educational Facilities, Series 2016 (a)	5.000%	10/01/41	1,340,000	1,484,137
				8,621,665
Healthcare - 4.2%
City of Lakeland Florida, Series 2016 (a)	5.000%	11/15/29	100,000	111,179
City of Lakeland Florida, Series 2015 (a)	5.000%	11/15/45	100,000	104,723
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	01/01/23	50,000	50,125
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	01/01/25	210,000	210,442
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/40	850,000	912,410
Greenville Health Hospital System, Series 2014-B (a)	4.000%	05/01/44	1,470,000	1,515,236
Griffin-Spalding County Hospital Authority, Series 2017-A (a)	3.750%	04/01/47	1,065,000	1,074,667
Illinois Finance Authority, Series 2015-A (a)	5.000%	11/15/34	130,000	139,666

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 51.8% (continued)
Healthcare - 4.2% (Continued)
Illinois Finance Authority, Series 2016-A (a)	5.000%	02/15/45	$100,000	$108,734
Knox County Tennessee Health Educational and Housing Facility, Series 2016-A (a)	5.000%	01/01/47	895,000	966,537
Metropolitan Government of Nashville & Davidson County Tennessee Health & Educational Facilities, Series 2017-A (a)	5.000%	07/01/48	1,120,000	1,228,269
Michigan Finance Authority Hospital Revenue, Series 2016 (a)	4.000%	11/15/46	3,750,000	3,872,324
Virginia Commonwealth University Health System, Series 2017-B (a)	5.000%	07/01/46	1,975,000	2,220,977
				12,515,289
Industrial Development - 1.8%
Bartow County Georgia Development Authority Pollution Control, Series 1997-1 (a)	1.800%	09/01/29	3,900,000	3,523,303
Burke County Georgia Development Authority Pollution Control, Series 1995-5 (a)	2.200%	10/01/32	1,900,000	1,801,243
				5,324,546
Lease / Rent - 1.2%
Hamilton Ohio Community Authority, Series 2019-A (a)	4.000%	10/15/46	990,000	1,021,478
San Antonio Texas Public Facilities Corp., Series 2012 (a)	4.000%	09/15/42	655,000	660,507
San Mateo County California Joint Powers Financing Authority, Series 2018-A (a)	4.000%	07/15/52	1,480,000	1,566,040
Silver Creek Indiana School Building Corp., Series 2021 (a)	4.000%	01/15/32	365,000	403,157
				3,651,182
Other - 0.0% (d)
Colorado Education & Cultural Facilities Authority, Series 2015-B (a)	4.000%	12/01/38	50,000	50,890

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 51.8% (continued)
Public Services - 6.2%
City of Litchfield Park Arizona, Series 2021(a)	4.000%	07/01/36	$500,000	$526,999
City of Litchfield Park Arizona, Series 2021 (a)	4.000%	07/01/41	775,000	812,400
Lee County Florida Tourist Development, Series 2013 (a)	4.000%	10/01/38	1,950,000	2,006,133
Lee County Florida Tourist Development, Series 2013	4.000%	10/01/43	1,040,000	1,065,610
New York City Transitional Finance Authority, Series 2022-D-1 (a)	5.000%	11/01/39	2,000,000	2,258,870
New York City Transitional Finance Authority, Series 2017-F-1 (a)	5.000%	05/01/42	2,415,000	2,673,194
New York City Transitional Finance Authority, Series 2016-S-1 (a)	5.000%	07/15/43	1,000,000	1,086,404
New York City Transitional Finance Authority, Series 2022-F-1 (a)	4.000%	02/01/51	1,000,000	1,038,703
New York State Urban Development Corp., Series 2019-A (a)	5.000%	03/15/39	840,000	943,805
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/35	275,000	296,177
Phoenix Arizona Civic Improvement Corp. Rental Car Facility, Series 2019-A (a)	5.000%	07/01/39	2,500,000	2,822,235
Reunion Metropolitan District Colorado, Series 2021-A (a)	3.625%	12/01/44	2,000,000	1,633,427
San Francisco California City & County Development Special Tax District No. 2020-1, Series 2021-A (a)(c)	4.000%	09/01/41	300,000	306,465
San Francisco California City & County Development Special Tax District No. 2020-1, Series 2021-A (a)(c)	4.000%	09/01/46	1,000,000	1,009,149
				18,479,571
Recreation - 2.0%
City of Houston Texas Convention & Entertainment Facilities Department, Series 2021 (a)	3.000%	09/01/32	500,000	499,407

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 51.8% (continued)
Recreation - 2.0% (Continued)
City of Houston Texas Convention & Entertainment Facilities Department, Series 2021 (a)	3.000%	09/01/33	$315,000	$313,303
Collier County Florida Tourist Development, Series 2018 (a)	4.000%	10/01/37	750,000	801,628
Denver Colorado Convention Center Hotel Authority, Series 2016 (a)	5.000%	12/01/40	175,000	188,865
Harris County Texas Municipal Utility District No. 500, Series 2021 (a)	3.000%	12/01/34	375,000	373,513
Harris County Texas Municipal Utility District No. 500, Series 2021 (a)	3.000%	12/01/35	495,000	490,511
Harris County Texas Municipal Utility District No. 500, Series 2021 (a)	3.000%	12/01/36	520,000	513,511
Harris County Texas Municipal Utility District No. 500, Series 2021 (a)	3.000%	12/01/37	545,000	536,159
Harris County Texas Municipal Utility District No. 500, Series 2021 (a)	3.000%	12/01/38	565,000	551,654
Orange County Florida Tourist Development, Series 2016-B (a)	4.000%	10/01/36	1,535,000	1,608,679
				5,877,230
State and Non-State Appropriated Tobacco - 0.8%
Buckeye Ohio Tobacco Settlement Financing Authority, Series 2020-A-2 CL 1 (a)	4.000%	06/01/38	925,000	964,219
California County Tobacco Securitization Agency (The), Series 2020-A (a)	4.000%	06/01/34	640,000	677,666
Tobacco Securitization Authority of Southern California, Series 2019-A (a)	5.000%	06/01/48	740,000	817,109
				2,458,994
Tax - 6.1%
Bexar County Texas, Series 2019	4.000%	08/15/44	1,000,000	1,058,182
Camino Real Regional Mobility Authority, Series 2017 (a)	5.000%	06/01/42	465,000	513,756
City of Williston North Dakota, Series 2018-A (a)	3.200%	07/15/24	565,000	565,896

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 51.8% (continued)
Tax - 6.1% (Continued)
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	$2,000,000	$2,106,445
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	900,000	947,630
Jamestown Park District, Series 2016-A (a)	4.000%	07/01/33	1,000,000	1,026,313
New York State Dormitory Authority, Series 2017-A (a)	5.000%	03/15/43	1,965,000	2,183,499
New York State Dormitory Authority, Series 2018-A (a)	4.000%	03/15/48	2,500,000	2,665,476
New York State Urban Development Corp., Series 2019-A	4.000%	03/15/42	2,370,000	2,500,838
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/34	400,000	416,110
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/35	525,000	543,853
Riverside County California Redevelopment Agency, Series 2011-B	0.000%	10/01/38	730,000	409,019
Roaring Fork County Transportation Authority Sales & Use Tax, Series 2019 (a)	4.000%	12/01/44	150,000	162,554
Southwest Houston Texas Redevelopment Authority, Series 2017-B (a)	4.000%	09/01/40	1,350,000	1,415,064
Successor Agency to the Orange Redevelopment Agency, Series 2018-A (a)	4.000%	09/01/34	200,000	216,382
Village Community Development District No. 5, Series Phase 1	3.125%	05/01/22	150,000	150,149
Village Community Development District No. 7, Series 2015 (a)	4.000%	05/01/36	1,100,000	1,126,620
				18,007,786

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 51.8% (continued)
Transportation - 22.0%
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Series 2016-C (a)	5.000%	05/01/46	$1,245,000	$1,362,697
Buffalo & Fort Erie New York Public Bridge Authority, Series 2017 (a)	5.000%	01/01/42	1,090,000	1,209,030
City of Austin Texas Airport Systems, Series 2017-A (a)	5.000%	11/15/46	200,000	220,897
City of St. Louis Missouri Airport (The), Series 2019-A (a)	5.000%	07/01/49	520,000	579,184
Clark County Nevada Airport System, Series 2017-A-2 (a)	5.000%	07/01/40	1,700,000	1,888,372
Colorado High Performance Transportation Enterprise, Series 2014 (a)	5.750%	01/01/44	750,000	771,592
Florida State Mid-Bay Bridge Authority, Series 2015-A (a)	5.000%	10/01/30	1,500,000	1,618,031
Florida State Mid-Bay Bridge Authority, Series 2015-A (a)	5.000%	10/01/35	1,180,000	1,269,057
Florida State Mid-Bay Bridge Authority, Series 2015-A (a)	5.000%	10/01/40	1,000,000	1,071,429
Foothill Eastern Transportation Corridor Agency Toll Road, Series 2021-A (a)	4.000%	01/15/46	250,000	260,857
Foothill Eastern Transportation Corridor Agency Toll Road, Series 2013-B-2 (a)	3.500%	01/15/53	2,750,000	2,650,503
Hidalgo County Regional Mobility Authority, Series 2022-A (a)	0.000%	12/01/52	5,000,000	1,039,319
Hidalgo County Regional Mobility Authority, Series 2022-A (a)	0.000%	12/01/53	7,560,000	1,483,775
Hidalgo County Regional Mobility Authority, Series 2022-A (a)	0.000%	12/01/54	6,585,000	1,219,833
Hidalgo County Regional Mobility Authority, Series 2022-A (a)	0.000%	12/01/55	6,100,000	1,066,115
Hidalgo County Regional Mobility Authority, Series 2022-A (a)	0.000%	12/01/56	6,105,000	1,006,283

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 51.8% (continued)
Transportation - 22.0% (Continued)
Houston Texas Airport Systems, Series 2018-A (a)	5.000%	07/01/41	$1,000,000	$1,102,490
La Paz County Arizona Industrial Development Authority, Series 2016-A (a)(c)	7.000%	11/15/38	1,575,000	1,590,358
La Paz County Arizona Industrial Development Authority, Series 2016-A (a)(c)	7.125%	11/15/45	735,000	740,272
Love Field Airport Modernization Corp., Series 2017 (a)	5.000%	11/01/33	425,000	465,661
New Orleans Aviation Board General Airport, Series 2017-A (a)	5.000%	01/01/38	285,000	312,202
New Orleans Aviation Board General Airport, Series 2017-A (a)	5.000%	01/01/43	345,000	376,010
New Orleans Aviation Board General Airport, Series 2015-B (a)	5.000%	01/01/45	1,000,000	1,055,955
New Orleans Aviation Board General Airport, Series 2017-B (a)	5.000%	01/01/48	390,000	419,493
North Carolina Department of Transportation, Series 2015 (a)	5.000%	06/30/54	5,000,000	5,223,199
North Carolina State Turnpike Authority Monroe Expressway Toll, Series 2016-A (a)	5.000%	07/01/42	750,000	810,785
North Carolina State Turnpike Authority Monroe Expressway Toll, Series 2019 (a)	5.000%	01/01/43	500,000	562,224
North Carolina State Turnpike Authority Monroe Expressway Toll, Series 2019 (a)	5.000%	01/01/44	355,000	398,268
North Texas Tollway Authority System, Series 2015-A (a)	5.000%	01/01/38	370,000	394,839
North Texas Tollway Authority System, Series 2017-A (a)	5.000%	01/01/43	2,790,000	3,152,269
North Texas Tollway Authority System, Series 2017-A (a)	4.000%	01/01/43	500,000	523,924

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 51.8% (continued)
Transportation - 22.0% (Continued)
Pennsylvania Turnpike Commission, Series 2015-B (a)	5.000%	12/01/45	$1,145,000	$1,245,661
Pennsylvania Turnpike Commission, Series 2016-A1 (a)	5.000%	12/01/46	3,990,000	4,318,952
Pharr Texas International Toll Bridge System, Series 2021 (a)	4.000%	08/15/33	855,000	931,958
Port of Seattle Washington, Series 2019 (a)	5.000%	04/01/33	2,180,000	2,468,047
Port of Seattle Washington, Series 2019 (a)	5.000%	04/01/36	3,130,000	3,533,580
Salt Lake City Utah Airport, Series 2017-B (a)	5.000%	07/01/47	5,875,000	6,443,746
Salt Lake City Utah Airport, Series 2018-A (a)	5.250%	07/01/48	400,000	442,598
State of Hawaii Airports System, Series 2015-B (a)	4.000%	07/01/45	600,000	618,262
Texas Transportation Commission Central Texas Turnpike System, Series 2015-C (a)	5.000%	08/15/30	135,000	142,312
Texas Transportation Commission Central Texas Turnpike System, Series 2015-C (a)	5.000%	08/15/37	1,000,000	1,049,911
Texas Transportation Commission Central Texas Turnpike System, Series 2015-C (a)	5.000%	08/15/42	3,525,000	3,690,194
Virginia Small Business Financing Authority, Series 2017 (a)(c)(f)	2.250%	07/01/50	3,500,000	3,489,373
Virginia Small Business Financing Authority, Series 2022 (a)	5.000%	12/31/57	1,000,000	1,101,480
				65,320,997
Utilities - 4.6%
Cullman Alabama Utilities Board, Series 2015-A (a)	3.750%	09/01/45	1,100,000	1,118,845
Indiana State Municipal Power Agency, Series 2021 (a)	5.000%	01/01/42	795,000	873,981
JEA Electric System, Series 2020-A (a)	4.000%	10/01/38	1,870,000	2,007,005

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 51.8% (continued)
Utilities - 4.6% (Continued)
Lower Colorado River Authority Texas Transmission Contract Revenue, Series 2016 (a)	4.000%	05/15/42	$500,000	$513,372
Missouri Development Finance Board, Series 2014-C (a)	4.000%	11/01/43	505,000	523,501
Norco California Financing Authority Enterprise, Series 2019-A (a)	4.000%	10/01/44	500,000	538,236
Philadelphia Pennsylvania Gas Works, Series 2020-A (a)	5.000%	08/01/50	2,000,000	2,309,797
Texas Municipal Power Agency Transmission System, Series 2021 (a)	3.000%	09/01/34	1,000,000	1,012,225
Texas Municipal Power Agency Transmission System, Series 2021 (a)	3.000%	09/01/35	1,630,000	1,648,241
Texas Municipal Power Agency Transmission System, Series 2021 (a)	3.000%	09/01/36	1,470,000	1,484,378
Utah Infrastructure Agency, Series 2021 (a)	4.000%	10/15/36	200,000	208,244
Utah Infrastructure Agency, Series 2021 (a)	4.000%	10/15/38	1,335,000	1,383,814
				13,621,639
Variable Rate Demand Note - 5.4%
Variable Rate Demand Note - 5.4%
ABAG Finance Authority, Series 2009-A (a)	0.210%	08/01/24	3,100,000	3,100,000
Massachusetts State Health & Educational Facilities Authority, Series 1997-P-2 (a)	0.240%	07/01/27	3,600,000	3,600,000
Ohio State University General Receipts, Series 2014-B-1	0.320%	12/01/39	4,500,000	4,500,000
Utah Water Finance Agency, Series 2008-B (a)	0.240%	10/01/37	4,800,000	4,800,000
				16,000,000

Total Municipal Bonds (Cost $264,349,274)				$252,186,876

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 3.8%	Coupon	Maturity	Par Value	Value
United States Treasury	0.125%	03/31/23	$3,000,000	$2,953,242
United States Treasury	0.375%	10/31/23	3,000,000	2,915,860
United States Treasury	1.750%	03/15/25	2,000,000	1,957,656
United States Treasury	1.875%	02/28/27	3,500,000	3,406,211
Total U.S. Treasury Bonds & Notes (Cost $11,338,836)				$11,232,969

CORPORATE BONDS - 5.1%	Coupon	Maturity	Par Value	Value
Industrial - 5.1%
Energy - Independent - 2.0%
PDC Energy, Inc.	6.125%	09/15/24	$3,824,000	$3,870,806
PDC Energy, Inc.	5.750%	05/15/26	2,000,000	2,027,480
				5,898,286
Energy - Midstream - 0.1%
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	250,000	322,127

Paper & Forest Products - 0.1%
West Fraser Timber Co., Ltd., 144A (e)	4.350%	10/15/24	471,000	481,900

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 5.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 5.1% (Continued)
Services - 2.9%
IPMI 3 LLC, 144A, Series 2021 (e)	3.900%	12/01/28	$9,000,000	$8,552,988

Total Corporate Bonds (Cost $15,901,366)				$15,255,301

Investments at Value - 93.7% (Cost $291,589,476)				$278,675,146

Other Assets in Excess of Liabilities - 6.3%				18,681,351

Net Assets - 100.0%				$297,356,497

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $19,182,909, which represents 6.5% of net assets as of March 31, 2022.

(d)	Percentage rounds to less than 0.1%.

(e)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $9,034,888, which represents 3.0% of net assets as of March 31, 2022.

(f)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS
March 31, 2022 (Unaudited)

MUNICIPAL BONDS - 97.3%	Coupon	Maturity	Par Value	Value
Certificate Participation - 16.1%
Healthcare - 0.3%
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/30	$350,000	$396,136
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/31	350,000	395,448
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/32	225,000	253,854
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/33	240,000	270,454
				1,315,892
Lease / Rent - 15.8%
Aspen Colorado COP, Series 2019 (a)	5.000%	12/01/44	2,070,000	2,400,626
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/40	3,765,000	4,057,017
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/49	9,255,000	9,829,215
Castle Pines North Metropolitan District Colorado COP, Series 2015 (a)	4.000%	12/01/44	750,000	751,132
Castle Rock Colorado COP, Series 2020 (a)	4.000%	12/01/40	1,025,000	1,129,170
City & County of Denver Colorado COP, Series 2018-A (a)	5.375%	06/01/43	7,000,000	7,775,032
City & County of Denver Colorado COP, Series 2018-A (a)	4.000%	06/01/48	4,925,000	5,129,582
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/34	450,000	500,718
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/35	615,000	683,742
City of Thornton Colorado COP, Series 2018 (a)	4.000%	12/01/39	10,305,000	11,178,011
Colorado State Building Excellent Schools Today COP, Series 2019-O (a)	5.000%	03/15/36	1,750,000	2,040,108
Colorado State Building Excellent Schools Today COP, Series 2019-O (a)	4.000%	03/15/37	1,450,000	1,577,128
Colorado State Building Excellent Schools Today COP, Series 2018-N (a)	4.000%	03/15/39	200,000	214,702
Colorado State COP Rural Colorado, Series 2018-A (a)	4.000%	12/15/36	500,000	537,752

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.3% (Continued)	Coupon	Maturity	Par Value	Value
Certificate Participation - 16.1% (Continued)
Lease / Rent - 15.8% (Continued)
Colorado State COP Rural Colorado, Series 2018-A (a)	5.000%	12/15/37	$1,000,000	$1,155,808
Denver City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/33	275,000	330,336
Denver City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/42	1,860,000	2,208,484
Eagle Garfield & Routt County Colorado School District COP, Series 2021 (a)	4.000%	12/01/46	2,000,000	2,115,034
El Paso County Colorado School District No. 3 COP, Series 2021 (a)	4.000%	12/01/46	1,200,000	1,275,831
El Paso County Colorado School District No. 49 COP, Series 2017-B (a)	5.000%	12/15/42	3,495,000	3,829,812
Foothills Park & Recreation District Colorado COP, Series 2021 (a)	4.000%	12/01/41	2,750,000	2,992,018
Grand Junction Colorado COP, Series 2019 (a)	4.000%	12/01/35	550,000	601,478
Gunnison County Colorado COP, Series 2020-B	5.000%	12/01/23	105,000	110,154
Gunnison County Colorado COP, Series 2020-B	5.000%	12/01/24	55,000	59,018
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/34	125,000	135,921
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/34	55,000	60,140
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/35	390,000	423,682
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/35	310,000	338,626
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/36	810,000	879,094
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/36	325,000	354,625
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/37	840,000	911,336

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.3% (Continued)	Coupon	Maturity	Par Value	Value
Certificate Participation - 16.1% (Continued)
Lease / Rent - 15.8% (Continued)
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/41	$2,235,000	$2,400,210
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/46	2,500,000	2,647,409
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/51	5,580,000	5,883,823
Monument Colorado COP, Series 2020 (a)	4.000%	12/01/33	200,000	214,976
Monument Colorado COP, Series 2020 (a)	4.000%	12/01/40	750,000	800,693
Monument Colorado COP, Series 2020 (a)	4.000%	12/01/45	750,000	794,644
Platteville-Gilcrest Fire Protection District COP, Series 2018 (a)	5.000%	12/01/33	175,000	197,545
Regional Transportation District Colorado COP, Series 2015-A (a)	4.000%	06/01/40	785,000	815,830
South Suburban Park & Recreation District COP, Series 2021 (a)	4.000%	12/15/41	1,175,000	1,268,465
State of Colorado Department of Transportation COP, Series 2017 (a)	5.000%	06/15/41	880,000	956,384
Town of Firestone Colorado Water Enterprise COP, Series 2018 (a)	5.000%	12/01/42	3,000,000	3,260,845
				84,826,156
General Obligation - 21.5%
Local - 21.5%
Anthem West Metropolitan District, BAM, Series 2015 (a)(b)	5.000%	12/01/35	1,165,000	1,276,403
Arapahoe County School District No. 6 Littleton Colorado, Series 2019-A (a)	5.500%	12/01/43	5,000,000	5,947,176
Beacon Point Metropolitan District, AGM, Series 2015 (a)(b)	5.000%	12/01/30	1,000,000	1,098,580
BNC Metropolitan District No. 1, BAM, Series 2017-A (a)(b)	5.000%	12/01/32	360,000	403,447
BNC Metropolitan District No. 1, BAM, Series 2017-A (a)(b)	5.000%	12/01/37	545,000	608,348
Bradburn Metropolitan District No. 2, Series 2018-A	4.000%	12/01/28	495,000	501,100

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.3% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 21.5% (Continued)
Local - 21.5% (Continued)
Bradburn Metropolitan District No. 2, Series 2018-A (a)	5.000%	12/01/38	$600,000	$626,225
Bromley Park Metropolitan District No. 2, Series 2018-B (a)	6.375%	12/15/47	1,000,000	1,019,533
Bromley Park Metropolitan District No. 2, BAM, Series 2018-A (a)(b)	4.000%	12/01/47	2,500,000	2,634,358
Castle Oaks Metropolitan District No. 3 Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/40	2,455,000	2,655,155
Castle Oaks Metropolitan District No. 3 Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/45	3,800,000	4,070,870
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.500%	12/01/29	750,000	781,139
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.375%	12/01/33	1,600,000	1,656,469
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.625%	12/01/38	2,875,000	2,979,342
Central Platte Valley Metropolitan District, Series 2013-A (a)	6.000%	12/01/38	1,000,000	1,040,974
Central Platte Valley Metropolitan District, Series 2014 (a)	5.000%	12/01/43	5,750,000	5,850,850
Cherry Creek Colorado School District No. 5, Series 2021	5.000%	12/15/28	80,000	94,141
Colliers Hill Metropolitan District No. 2 Town of Erie Weld County Colorado, BAM, Series 2022B-1 (a)(b)	6.000%	12/15/47	2,000,000	1,909,101
Copperleaf Metropolitan District No. 2 Colorado, BAM, Series 2020 (a)(b)	4.000%	12/01/45	2,295,000	2,504,212
Cornerstar Metropolitan District, Series A (a)	5.125%	12/01/37	1,000,000	1,022,686
Cottonwood Highlands Metropolitan District No. 1, Series 2019-A (a)	5.000%	12/01/49	900,000	915,235
Crested Butte Colorado Fire Protection District, Series 2022 (a)	4.000%	12/01/41	4,220,000	4,664,883
Crested Butte Colorado Fire Protection District, Series 2022 (a)	5.000%	12/01/46	5,770,000	6,913,365

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.3% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 21.5% (Continued)
Local - 21.5% (Continued)
Cross Creek Metropolitan District No. 2, AGM, Series 2018 (a)(b)	5.000%	12/01/34	$2,480,000	$2,861,699
Crystal Valley Metropolitan District No. 2, AGM, Series 2020 (a)(b)	4.000%	12/01/40	800,000	871,614
Crystal Valley Metropolitan District No. 2, AGM, Series 2020-A (a)(b)	4.000%	12/01/44	3,500,000	3,770,917
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)(b)	4.000%	12/01/35	500,000	550,441
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)(b)	4.000%	12/01/36	700,000	769,861
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)(b)	4.000%	12/01/37	750,000	824,564
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)(b)	4.000%	12/01/38	500,000	547,089
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)(b)	4.000%	12/01/39	600,000	653,387
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/35	175,000	203,330
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/41	570,000	661,013
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/46	600,000	688,957
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	4.000%	12/01/51	1,100,000	1,159,514
Flatiron Meadows Metropolitan District, BAM, Series 2022 (a)(b)	4.000%	12/01/46	560,000	602,613
Flying Horse Metropolitan District No. 2 Colorado, AGM, Series 2020-A (a)(b)	4.000%	12/01/50	1,750,000	1,884,946
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (a)(b)	4.000%	12/01/32	995,000	1,071,150

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.3% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 21.5% (Continued)
Local - 21.5% (Continued)
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (a)(b)	4.000%	12/01/33	$1,030,000	$1,107,128
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (a)(b)	4.000%	12/01/34	1,075,000	1,154,049
Grand River Hospital District, AGM, Series 2018 (a)(b)	5.250%	12/01/32	1,000,000	1,141,989
Grand River Hospital District, AGM, Series 2018 (a)(b)	5.250%	12/01/33	1,000,000	1,140,631
Great Western Park Metropolitan District No. 2 Colorado, AGM, Series 2021 (a)(b)	4.000%	12/01/35	520,000	570,549
Great Western Park Metropolitan District No. 2 Colorado, AGM, Series 2021 (a)(b)	4.000%	12/01/36	555,000	608,225
High Plains Metropolitan District, NATL, Series 2017 (a)	5.000%	12/01/35	500,000	560,064
Hogback Metropolitan District Colorado, Series 2021-A (a)	5.000%	12/01/41	700,000	690,598
Hogback Metropolitan District Colorado, Series 2021-A (a)	5.000%	12/01/51	1,575,000	1,461,429
Leyden Rock Metropolitan District, AGM, Series 2021 (a)(b)	4.000%	12/01/46	1,250,000	1,361,476
Longs Peak Metropolitan District Colorado, Series 2021 (a)	5.250%	12/01/51	6,500,000	5,918,375
North Pine Vistas Metropolitan District No. 3, AGM, Series 2021-A (a)(b)	4.000%	12/01/36	175,000	190,241
North Pine Vistas Metropolitan District No. 3, AGM, Series 2021-A (a)(b)	4.000%	12/01/46	1,000,000	1,067,473
North Pine Vistas Metropolitan District No. 3, AGM, Series 2021-A (a)(b)	4.000%	12/01/51	1,250,000	1,328,249
Prairie Center Metropolitan District No. 7 Colorado, Series 2020 (a)	4.125%	12/15/36	500,000	496,543
Prairie Center Metropolitan District No. 7 Colorado, Series 2020 (a)	4.875%	12/15/44	700,000	697,855
Sand Creek County Metropolitan District, AGM, Series 2020-B (a)(b)	4.000%	12/01/35	3,405,000	3,735,907

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.3% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 21.5% (Continued)
Local - 21.5% (Continued)
Sand Creek County Metropolitan District, AGM, Series 2017 (a)(b)	4.000%	12/01/35	$380,000	$412,156
Sand Creek County Metropolitan District, AGM, Series 2020-B (a)(b)	4.000%	12/01/40	2,325,000	2,534,995
SBC Metropolitan District, AGM, Series 2016 (a)(b)	5.000%	12/01/34	205,000	228,009
Serenity Ridge Metropolitan District No. 2, Series 2018-A (a)	5.125%	12/01/43	725,000	783,860
Sierra Ridge Metropolitan District No. 2, AGM, Series 2022 (a)(b)	4.000%	12/01/42	1,750,000	1,869,680
Sierra Ridge Metropolitan District No. 2, AGM, Series 2022 (a)(b)	4.000%	12/01/46	1,665,000	1,763,122
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/33	320,000	352,941
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/34	665,000	732,532
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/35	570,000	627,241
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/37	500,000	549,400
South Suburban Park & Recreation District, Series 2019 (a)	4.000%	12/15/38	575,000	631,501
South Suburban Park & Recreation District, Series 2019 (a)	4.000%	12/15/39	565,000	619,618
Southshore Metropolitan District No. 2 City of Aurora Arapahoe County Colorado, BAM, Series 2020-A-2 (a)(b)	4.000%	12/01/46	6,300,000	6,736,056
Sterling Hills West Metropolitan District, Series 2017 (a)	5.000%	12/01/39	750,000	831,809
Thornton Colorado Development Authority, Series 2015	5.000%	12/01/24	440,000	472,736
Thornton Colorado Development Authority, Series 2015 (a)	5.000%	12/01/25	325,000	349,093
Thornton Colorado Development Authority, Series 2015 (a)	5.000%	12/01/26	530,000	568,435

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.3% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 21.5% (Continued)
Local - 21.5% (Continued)
Vista Ridge Metropolitan District, BAM, Series 2016-A (a)(b)	5.000%	12/01/27	$485,000	$542,158
Vista Ridge Metropolitan District, BAM, Series 2016-A (a)(b)	5.000%	12/01/28	750,000	838,037
Vista Ridge Metropolitan District, BAM, Series 2016-A (a)(b)	5.000%	12/01/31	1,250,000	1,380,438
Wheatlands Metropolitan District, BAM, Series 2015 (a)(b)	5.000%	12/01/30	1,000,000	1,096,732
				115,446,017
Local Authority - 3.3%
Housing - 0.5%
Colorado Housing & Finance Authority, Series 2020-C-1	1.878%	05/01/23	295,000	293,717
Colorado Housing & Finance Authority, Series 2020-C-1	1.928%	11/01/23	340,000	335,826
Colorado Housing & Finance Authority, Series 2020-C-1	2.025%	05/01/24	150,000	147,134
Colorado Housing & Finance Authority, Series 2021-E-2 (a)	0.600%	10/01/24	1,395,000	1,344,605
Colorado Housing & Finance Authority, Series 2020-C-1	2.075%	11/01/24	250,000	243,720
Colorado Housing & Finance Authority, Series 2020-C-1	2.175%	11/01/25	500,000	483,035
				2,848,037
Lease / Rent - 0.1%
Boulder Municipal Property COP, Series 2019	2.250%	11/01/24	500,000	493,734

Local - 1.5%
Eagle County Colorado School District, Series 2021	0.793%	12/01/25	3,000,000	2,808,476
Eagle County Colorado School District, Series 2021	0.903%	12/01/26	5,000,000	4,626,583

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.3% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 3.3% (Continued)
Local - 1.5% (Continued)
Garfield County School District No. RE-2, Series 2012-B (a)	3.050%	12/01/26	$500,000	$501,754
				7,936,813
Recreation - 0.3%
Park Creek Metropolitan District, Series 2017-B	3.150%	12/01/23	405,000	408,381
Park Creek Metropolitan District, Series 2017-B	3.300%	12/01/24	425,000	427,825
Park Creek Metropolitan District, Series 2017-B	3.450%	12/01/25	500,000	505,910
Park Creek Metropolitan District, Series 2017-B (a)	3.600%	12/01/26	300,000	305,077
				1,647,193
Tax - 0.5%
Grand Junction Colorado, Series 2020-A	1.826%	03/01/25	620,000	597,587
Park Creek Metropolitan District, Series 2018-B	3.550%	12/01/22	665,000	673,457
Park Creek Metropolitan District, Series 2018-B	3.650%	12/01/23	805,000	819,784
Park Creek Metropolitan District, Series 2018-B	3.800%	12/01/24	440,000	450,085
				2,540,913
Utilities - 0.4%
Todd Creek Village Metropolitan District Colorado, Series 2018-B (a)	5.875%	12/01/38	875,000	876,221
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.362%	11/01/23	770,000	768,963
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.646%	11/01/25	430,000	426,219
				2,071,403
Prerefunded - 0.6%
Healthcare - 0.3%
Colorado Health Facilities Authority, Series 2017 (a)	5.000%	06/01/31	1,250,000	1,418,061

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.3% (Continued)	Coupon	Maturity	Par Value	Value
Prerefunded - 0.6% (Continued)
Local - 0.3%
Eaton Area Park & Recreation District, Series 2015 (a)	5.500%	12/01/30	$470,000	$482,733
Tallyns Reach Metropolitan District No. 3, Series 2013 (a)	5.125%	11/01/38	1,035,000	1,084,605
				1,567,338
Revenue - 47.6%
Education - 4.7%
Colorado Educational & Cultural Facilities Authority, Series 2017-A (a)	4.000%	03/01/31	25,000	26,894
Colorado Educational & Cultural Facilities Authority, Series 2017-A (a)	4.000%	03/01/33	1,125,000	1,207,514
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/34	1,975,000	2,093,909
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/01/35	3,145,000	3,311,111
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/36	1,500,000	1,636,549
Colorado School of Mines, Series 2018-A (1MO LIBOR + 50) (a)	0.571%	02/01/23	13,110,000	13,077,167
Colorado School of Mines, Series 2017-C (a)	4.000%	12/01/37	225,000	240,662
Colorado State Board Community Colleges Refunding and Improvement Department Higher Education, Series 2017-A	5.000%	11/01/26	105,000	118,158
Colorado State Board Community Colleges Refunding and Improvement Department Higher Education, Series 2017-A (a)	4.000%	11/01/41	825,000	890,084
Metropolitan State University of Denver Colorado, Series 2016 (a)	4.000%	12/01/28	715,000	753,512
Regents of the University of Colorado, Series 2017-A-2 (a)	4.000%	06/01/43	1,750,000	1,893,352
				25,248,912

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.3% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 47.6% (Continued)
Healthcare - 7.1%
Aspen Valley Hospital District, Series 2012 (a)	5.000%	10/15/30	$1,650,000	$1,667,062
Colorado Health Facilities Authority, Series A	5.000%	02/01/23	520,000	530,833
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/23	370,000	383,072
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/24	575,000	609,641
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	12/01/24	1,000,000	1,021,426
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/25	790,000	857,892
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/26	540,000	599,626
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/28	535,000	605,890
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/29	425,000	478,905
Colorado Health Facilities Authority, Series B (a)	5.000%	09/01/29	1,000,000	1,085,929
Colorado Health Facilities Authority, Series C (a)	5.000%	12/01/29	1,010,000	1,109,907
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/30	710,000	796,415
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/30	500,000	538,268
Colorado Health Facilities Authority, Series 2023-A (a)	3.000%	05/15/30	410,000	380,723
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/31	1,155,000	1,292,039
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/32	1,650,000	1,842,412
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	10/01/32	500,000	508,050

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.3% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 47.6% (Continued)
Healthcare - 7.1% (Continued)
Colorado Health Facilities Authority, Series 2017-A (a)	4.000%	05/15/35	$350,000	$368,256
Colorado Health Facilities Authority, Series 2019-A-1 (a)	4.000%	08/01/37	875,000	920,259
Colorado Health Facilities Authority, Series 2019-A (a)	5.000%	11/15/37	200,000	233,534
Colorado Health Facilities Authority, Series 2019 (a)	4.000%	01/01/39	1,200,000	1,283,560
Colorado Health Facilities Authority, Series 2019 (a)	4.000%	01/01/40	925,000	986,682
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/40	1,000,000	1,073,424
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/41	500,000	474,457
Colorado Health Facilities Authority, Series 2018 (a)	2.800%	05/15/42	2,770,000	2,790,973
Colorado Health Facilities Authority, Series 2019A-2 (a)	5.000%	08/01/44	4,300,000	4,816,938
Colorado Health Facilities Authority, Series A-1 (a)	4.000%	08/01/44	4,450,000	4,642,590
Colorado Health Facilities Authority, Series 2015 (a)	4.000%	01/15/45	2,155,000	2,240,299
Colorado Health Facilities Authority, Series 2019-A (a)	3.000%	11/15/46	985,000	888,660
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/48	500,000	450,598
Denver Health & Hospital Authority, Series A (a)	5.000%	12/01/39	1,500,000	1,554,159
University of Colorado Hospital Authority, Series 2012-A (a)	4.000%	11/15/42	1,265,000	1,280,771
				38,313,250

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.3% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 47.6% (Continued)
Lease / Rent - 1.1%
Regional Transportation District Colorado, Series 2014-A (a)	4.375%	06/01/39	$4,000,000	$4,089,963
Regional Transportation District Colorado, Series 2014-A (a)	4.500%	06/01/44	1,555,000	1,590,921
				5,680,884
Other - 3.4%
Colorado Educational & Cultural Facilities Authority, Series 2012	4.000%	04/01/22	30,000	30,000
Colorado Educational & Cultural Facilities Authority, Series 2014	5.000%	11/15/24	435,000	460,598
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)(c)	3.750%	07/01/26	500,000	503,294
Colorado Educational & Cultural Facilities Authority, Series 2015A (a)(c)	4.125%	07/01/26	535,000	544,267
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/15/29	2,600,000	2,835,080
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	08/15/30	750,000	789,739
Colorado Educational & Cultural Facilities Authority, Series 2015 (a)	5.000%	11/01/30	500,000	536,448
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	11/15/31	1,000,000	1,046,963
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	12/01/31	1,500,000	1,581,755
Colorado Educational & Cultural Facilities Authority, Series 2016-A (a)	5.000%	12/15/31	715,000	783,237
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	10/01/32	1,340,000	1,402,387
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	06/01/36	1,580,000	1,708,493
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)(c)	5.000%	07/01/36	1,000,000	1,045,348
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	07/01/36	1,000,000	1,064,489

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.3% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 47.6% (Continued)
Other - 3.3% (Continued)
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	08/01/36	$1,140,000	$1,234,623
Colorado Educational & Cultural Facilities Authority, Series 2022A (a)	4.000%	07/01/42	500,000	533,687
Colorado Educational & Cultural Facilities Authority, Series 2014B (a)	5.625%	01/15/44	440,000	450,855
Colorado Educational & Cultural Facilities Authority, Series 2022A (a)	4.000%	07/01/52	1,135,000	1,191,668
Colorado Educational & Cultural Facilities Authority, Series 2022A (a)	4.000%	07/01/56	625,000	650,713
				18,393,644
Public Services - 11.2%
Centerra Metropolitan District No. 1, Series 2020-A (a)	5.000%	12/01/51	4,000,000	4,035,801
Cherry Creek Corporate Center Metropolitan District, Series 2015-A (a)	5.000%	06/01/37	500,000	509,837
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/35	2,800,000	1,730,321
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/36	2,550,000	1,503,390
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/37	3,910,000	2,199,451
City & County of Denver Colorado, Series 2018-A-1 (a)	5.000%	08/01/41	2,780,000	3,046,491
City & County of Denver Colorado, Series 2018-A-1 (a)	5.000%	08/01/48	14,000,000	15,228,480
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/26	730,000	798,462
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/27	620,000	676,323
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/36	300,000	322,886
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/37	400,000	430,081

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.3% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 47.6% (Continued)
Public Services - 11.2% (Continued)
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/41	$1,500,000	$1,607,406
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/45	550,000	587,017
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/46	4,930,000	5,258,286
Plaza Metropolitan District No. 1, Series 2013 (c)	5.000%	12/01/22	1,500,000	1,520,415
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/42	1,905,000	2,141,292
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/47	8,150,000	9,101,838
Southglenn Metropolitan District Colorado, Series 2016 (a)	3.500%	12/01/26	3,000,000	2,977,412
Southglenn Metropolitan District Colorado, Series 2016 (a)	5.000%	12/01/30	3,505,000	3,581,462
Sterling Ranch Community Authority Colorado, Series 2020-A (a)	3.750%	12/01/40	500,000	506,349
Sterling Ranch Community Authority Colorado, Series 2020-A (a)	4.250%	12/01/50	2,000,000	2,050,652
Triview Colorado Metropolitan District Water & Wastewater Enterprise, BAM, Series 2020 (a)(b)	4.000%	12/01/40	410,000	441,577
				60,255,229
Recreation - 1.7%
City & County of Denver Colorado, Series 2016-A (a)	5.000%	08/01/44	1,820,000	1,985,126
City & County of Denver Colorado, Series 2016-A (a)	4.000%	08/01/46	7,000,000	7,279,068
				9,264,194
Tax - 7.7%
City of Commerce Colorado, AGM, Series 2014 (a)(b)	5.000%	08/01/28	600,000	640,749
City of Commerce Colorado, AGM, Series 2014 (a)(b)	4.250%	08/01/40	1,155,000	1,196,238

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.3% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 47.6% (Continued)
Tax - 7.7% (Continued)
City of Commerce Colorado, BAM, Series 2015 (a)(b)	5.000%	08/01/36	$1,945,000	$2,110,858
City of Idaho Springs Colorado Sales Tax Revenue, AGM, Series 2018 (a)(b)	5.000%	12/01/33	490,000	544,770
City of Idaho Springs Colorado Sales Tax Revenue, AGM, Series 2018 (a)(b)	5.000%	12/01/34	525,000	582,705
Denver Colorado Urban Renewal Authority Tax Increment, Series 2013-A-1 (a)	5.000%	12/01/23	190,000	193,270
Denver Colorado Urban Renewal Authority Tax Increment, Series 2013-A-1 (a)	5.000%	12/01/25	1,500,000	1,528,553
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	3,900,000	4,107,567
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	1,400,000	1,474,091
Grand Junction Colorado, Series 2020-B (a)	4.000%	03/01/45	1,500,000	1,631,717
Grand Junction Colorado, Series 2020-B (a)	4.000%	03/01/49	2,435,000	2,636,572
Superior Open Space Sales and Use Tax Colorado, AGM, Series 2020 (a)(b)	5.000%	06/01/35	1,000,000	1,164,556
Superior Open Space Sales and Use Tax Colorado, AGM, Series 2020 (a)(b)	5.000%	06/01/40	750,000	867,987
Thornton Colorado Development Authority, Series 2015-B (a)	5.000%	12/01/30	500,000	533,985
Thornton Colorado Development Authority, Series 2015-B (a)	5.000%	12/01/31	1,000,000	1,066,636
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/32	760,000	844,181
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/34	2,000,000	2,214,716
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/35	2,000,000	2,212,228

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.3% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 47.6% (Continued)
Tax - 7.7% (Continued)
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/36	$3,240,000	$3,579,528
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/37	3,360,000	3,710,530
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/38	2,000,000	2,204,731
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/39	3,000,000	3,301,281
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/40	2,500,000	2,746,319
				41,093,768
Transportation - 3.0%
Auraria Higher Education Center, AGM, Series 2015 (a)(b)	4.000%	04/01/29	3,500,000	3,657,860
Denver Colorado City and County Airport, Series 2017-B (a)	5.000%	11/15/33	900,000	1,019,165
Denver Colorado City and County Airport, Series 2018-A (a)	5.000%	12/01/43	2,000,000	2,210,025
E-470 Public Highway Authority Colorado, Series 2020-A (a)(b)	5.000%	09/01/40	7,250,000	7,718,165
Grand Junction Regional Airport Authority, NATL, Series 2016-A (a)	5.000%	12/01/31	1,155,000	1,276,648
				15,881,863
Utilities - 7.7%
Centennial Water & Sanitation District, Series 2019 (a)	5.250%	12/01/48	8,750,000	10,208,787
Cherokee Colorado Metropolitan District Water & Wastewater, BAM, Series 2020 (a)(b)	4.000%	08/01/45	1,000,000	1,091,922
Cherokee Colorado Metropolitan District Water & Wastewater, BAM, Series 2020 (a)(b)	4.000%	08/01/50	1,450,000	1,574,726
City of Colorado Springs Colorado Utilities System, Series 2020-A	5.000%	11/15/23	155,000	163,197

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.3% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 47.6% (Continued)
Utilities - 7.7% (Continued)
City of Colorado Springs Colorado Utilities System, Series 2020-A	5.000%	11/15/29	$25,000	$29,820
City of Colorado Springs Colorado Utilities System, Series A-2 (a)	5.000%	11/15/47	5,000,000	5,599,990
Eagle River Colorado Water & Sanitation District, AGM, Series 2020-A (b)	4.000%	12/01/27	35,000	38,303
Eagle River Colorado Water & Sanitation District, AGM, Series 2020-A (a)(b)	4.000%	12/01/45	1,120,000	1,195,590
Eagle River Colorado Water & Sanitation District, AGM, Series 2020-A (a)(b)	4.000%	12/01/49	2,000,000	2,118,397
East Cherry Creek Valley Colorado Water and Sanitation District Arapahoe County, Series 2019-A (a)	4.000%	11/15/40	1,000,000	1,097,803
Johnstown Colorado Wastewater, AGM, Series 2021 (a)(b)	4.000%	12/01/51	2,750,000	2,969,537
Morgan County Colorado Quality Water District, AGM, Series 2020 (a)(b)	4.000%	12/01/45	1,090,000	1,159,159
Morgan County Colorado Quality Water District, AGM, Series 2020 (a)(b)	4.000%	12/01/50	1,150,000	1,211,714
Puerto Rico Electric Power Authority, AGM, Series UU (3MO LIBOR + 52) (a)(b)	0.330%	07/01/29	400,000	403,043
Stonegate Village Metropolitan District Colorado, BAM, Series 2020 (a)(b)	4.000%	12/01/45	1,435,000	1,560,061
Todd Creek Village Metropolitan District Colorado, Series 2018-A	5.000%	12/01/28	1,200,000	1,319,347
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/38	1,000,000	1,110,388
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	2.000%	12/01/23	15,000	14,996
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	5.000%	12/01/25	25,000	27,446
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	5.000%	12/01/26	20,000	22,423
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (a)(b)	4.000%	12/01/45	1,850,000	2,003,842

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.3% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 47.6% (Continued)
Utilities - 7.7% (Continued)
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (a)(b)	4.000%	12/01/49	$1,350,000	$1,454,966
Upper Eagle Regional Water Authority, AGM, Series 2020 (a)(b)	4.000%	12/01/45	1,000,000	1,070,495
Upper Eagle Regional Water Authority, AGM, Series 2020 (a)(b)	4.000%	12/01/50	3,500,000	3,717,673
				41,163,625
Variable Rate Demand Note - 8.2%
City of Colorado Springs Colorado Utilities System, Series 2007-A (a)(d)	0.350%	11/01/37	9,200,000	9,200,000
City of Colorado Springs Colorado Utilities System, Series 2010-C (a)(d)	0.350%	11/01/40	5,335,000	5,335,000
Colorado Educational & Cultural Facilities Authority, Series 2015-B-5 (a)(d)	0.350%	01/01/39	1,985,000	1,985,000
Colorado Health Facilities Authority, Series 2000 (d)	0.280%	10/01/30	2,240,000	2,240,000
Colorado Health Facilities Authority, Series B (a)(d)	0.360%	12/01/45	20,100,000	20,100,000
Colorado Health Facilities Authority, Series 2020-A (a)(d)	0.340%	12/01/52	3,100,000	3,100,000

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.3% (Continued)	Coupon	Maturity	Par Value	Value
Variable Rate Demand Note - 8.2% (Continued)
Colorado Health Facilities Authority, Series 2020-B (a)(d)	0.230%	12/01/52	$2,240,000	$2,240,000
				44,200,000

Investments at Value - 97.3% (Cost $539,180,262)				$521,606,926

Other Assets in Excess of Liabilities - 2.7%				14,597,995

Net Assets - 100.0%				$536,204,921

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $9,194,982, which represents 1.7% of net assets as of March 31, 2022.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL FUNDS
STATEMENT OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON ABBREVIATIONS

A.B.	Aktiebolag is the Swedish equivalent of the term corporation.
ADR	American Depositary Receipt.
A.G.	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
A.S.	Andonim Sirketi, Joint Stock Company in Turkey.
A/S	Aktieselskab is a Danish Joint Stock Company.
A.S.A	Aksjeselskop is the Norwegian term for a stock-based company.
BAM	Build America Mutual.
Bhd.	Berhad is a Malaysian term for a public limited company.
COP	Certificate of Participation.
H15T1Y	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
NATL	National Public Finance Guarantee Corp.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ	Julkinen osakeyhtiö means public stock company.
PCL	Public Company Limited.
PJSC	Public Joint-Stock Company.
PLC	Public Limited Company.
P.S.Q.C.	Pakistan Standards & Quality Control Authority.
Q.S.C.	Qatari Shareholding Company.
REIT(s)	Real Estate Investment Trust.
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
S.A.A.	Sociedad Anonima Abierta is a Peruvian term for a publicly held corporation.
S.A. de C.V.	Sociedad Anonima de Capital Variable is a corporative type of business in Mexico.
S.A.B de C.V.	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies.
S.A.K.P.	Suid Afrikaanse Kommunistiese Party.
SAPI de C.V.	Sociedad Anonima Promotora de Inversion de Capital Variable is a corporative type of business in Mexixo.
SARL	Societe Anonyme a Responsabilite Limitee is the French term for Limited Liability Company.
S.E.	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SJSC	Saudi Joint-Stock Company.
SOFR	Secured Overnight Financing Rate.
S.p.A.	Societa per azioni is the Italian equivalent of the term Public Limited Companies.
Tbk P.T.	Terbuka Perseroan Terbatas is an Indonesia term for a public limited company.

LIBOR Rates as of March 31, 2022:
1MO LIBOR 0.44%
3MO LIBOR 0.96%

CURRENCY ABBREVIATIONS

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand